UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Semi-Annual Report

February 28, 2018

Contents

Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	7.3
Amazon.com, Inc.	4.9
Microsoft Corp.	4.8
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	3.0
Alphabet, Inc. Class A	2.4
Home Depot, Inc.	2.1
The Boeing Co.	2.0
AbbVie, Inc.	1.9
UnitedHealth Group, Inc.	1.8
33.8

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	40.5
Consumer Discretionary	17.8
Health Care	14.3
Industrials	10.8
Consumer Staples	6.2
Financials	3.4
Materials	2.2
Telecommunication Services	1.8
Real Estate	1.5
Energy	0.2

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.1%
BorgWarner, Inc.	8,222	$403,536
Gentex Corp.	209,293	4,753,044
Lear Corp.	31,608	5,897,105
Tenneco, Inc.	12,091	635,382
		11,689,067
Diversified Consumer Services - 0.5%
H&R Block, Inc.	199,301	5,048,294
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	91,706	6,677,114
McDonald's Corp.	32,192	5,077,966
Royal Caribbean Cruises Ltd.	43,118	5,458,739
Starbucks Corp.	16,888	964,305
U.S. Foods Holding Corp. (a)	29,453	983,436
Wynn Resorts Ltd.	12,975	2,173,313
		21,334,873
Household Durables - 1.9%
D.R. Horton, Inc.	118,093	4,948,097
NVR, Inc. (a)	152	432,162
PulteGroup, Inc.	171,484	4,813,556
Taylor Morrison Home Corp. (a)	222,882	5,001,472
Toll Brothers, Inc.	122,962	5,389,424
		20,584,711
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	34,156	51,659,242
Netflix, Inc. (a)	15,917	4,637,895
The Booking Holdings, Inc. (a)	1,464	2,977,835
		59,274,972
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	17,455	1,989,695
Media - 2.6%
Comcast Corp. Class A	203,830	7,380,684
Omnicom Group, Inc. (b)	83,281	6,348,511
The Walt Disney Co.	132,199	13,637,649
		27,366,844
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	12,750	1,308,660
Target Corp.	56,672	4,273,636
		5,582,296
Specialty Retail - 2.4%
Best Buy Co., Inc.	3,378	244,702
Home Depot, Inc.	120,833	22,024,231
Lowe's Companies, Inc.	29,316	2,626,420
		24,895,353
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	34,156	3,985,322
Columbia Sportswear Co.	1,990	150,404
Michael Kors Holdings Ltd. (a)	87,433	5,502,159
NIKE, Inc. Class B	18,762	1,257,617
		10,895,502

TOTAL CONSUMER DISCRETIONARY		188,661,607

CONSUMER STAPLES - 6.2%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	5,986	1,289,863
Dr. Pepper Snapple Group, Inc.	5,281	613,916
PepsiCo, Inc.	146,051	16,026,176
The Coca-Cola Co.	341,332	14,752,369
		32,682,324
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	12,558	2,397,322
Walmart, Inc.	56,273	5,065,133
		7,462,455
Food Products - 1.2%
Campbell Soup Co. (b)	75,376	3,244,937
General Mills, Inc.	2,784	140,731
Post Holdings, Inc. (a)	13,341	1,010,981
The Hershey Co.	47,590	4,676,193
TreeHouse Foods, Inc. (a)(b)	38,401	1,460,006
Tyson Foods, Inc. Class A	32,845	2,443,011
		12,975,859
Household Products - 0.5%
Procter & Gamble Co.	73,150	5,743,738
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	19,579	2,710,517
Tobacco - 0.4%
Altria Group, Inc.	68,248	4,296,212

TOTAL CONSUMER STAPLES		65,871,105

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CVR Energy, Inc.	8,061	238,767
The Williams Companies, Inc.	57,013	1,582,681
		1,821,448
FINANCIALS - 3.4%
Capital Markets - 1.9%
BGC Partners, Inc. Class A	400,561	5,295,416
CME Group, Inc.	16,025	2,662,714
Evercore, Inc. Class A	49,387	4,595,460
Federated Investors, Inc. Class B (non-vtg.) (b)	119,189	3,883,178
IntercontinentalExchange, Inc.	21,196	1,549,004
Morningstar, Inc.	27,665	2,585,294
Raymond James Financial, Inc.	3,191	295,838
		20,866,904
Consumer Finance - 0.3%
American Express Co.	28,778	2,806,143
Diversified Financial Services - 0.3%
Leucadia National Corp.	129,949	3,117,477
Insurance - 0.9%
Allstate Corp.	7,952	733,652
Progressive Corp.	146,092	8,411,977
Willis Group Holdings PLC	2,107	332,695
		9,478,324
Mortgage Real Estate Investment Trusts - 0.0%
New Residential Investment Corp.	17,883	288,453

TOTAL FINANCIALS		36,557,301

HEALTH CARE - 14.3%
Biotechnology - 5.1%
AbbVie, Inc.	174,000	20,154,420
Alnylam Pharmaceuticals, Inc. (a)	1,584	190,333
Amgen, Inc.	45,812	8,418,871
Biogen, Inc. (a)	3,485	1,007,130
Celgene Corp. (a)	116,333	10,134,931
Gilead Sciences, Inc.	141,153	11,112,976
Neurocrine Biosciences, Inc. (a)	700	59,101
United Therapeutics Corp. (a)	23,768	2,753,523
		53,831,285
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	82,205	5,572,677
Hill-Rom Holdings, Inc.	14,318	1,197,844
Medtronic PLC	71,520	5,713,733
Steris PLC	1,275	116,408
		12,600,662
Health Care Providers & Services - 4.4%
Aetna, Inc.	2,115	374,482
AmerisourceBergen Corp.	37,975	3,613,701
Centene Corp. (a)	54,624	5,539,966
Express Scripts Holding Co. (a)	72,331	5,457,374
Humana, Inc.	31,186	8,476,979
Quest Diagnostics, Inc.	11,772	1,213,105
UnitedHealth Group, Inc.	82,502	18,658,652
Wellcare Health Plans, Inc. (a)	18,969	3,678,279
		47,012,538
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	147,434	9,760,131
Eli Lilly & Co.	144,174	11,104,281
Johnson & Johnson	72,813	9,456,952
Merck & Co., Inc.	101,256	5,490,100
Pfizer, Inc.	80,139	2,909,847
		38,721,311

TOTAL HEALTH CARE		152,165,796

INDUSTRIALS - 10.8%
Aerospace & Defense - 3.8%
Harris Corp.	5,403	843,678
Lockheed Martin Corp.	33,832	11,923,750
Raytheon Co.	21,815	4,744,981
Rockwell Collins, Inc.	8,827	1,215,654
The Boeing Co.	59,926	21,705,796
		40,433,859
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	4,725	493,337
Airlines - 0.4%
Alaska Air Group, Inc.	11,339	731,366
Copa Holdings SA Class A	12,407	1,686,980
Southwest Airlines Co.	22,003	1,272,654
		3,691,000
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	9,870	598,714
Owens Corning	43,458	3,533,135
		4,131,849
Commercial Services & Supplies - 1.8%
Deluxe Corp.	4,570	324,470
KAR Auction Services, Inc.	113,348	6,129,860
LSC Communications, Inc.	50,220	731,203
Republic Services, Inc.	70,117	4,710,460
Waste Management, Inc.	89,249	7,703,974
		19,599,967
Construction & Engineering - 0.0%
EMCOR Group, Inc.	4,979	379,947
Electrical Equipment - 0.1%
Acuity Brands, Inc. (b)	6,613	942,882
Industrial Conglomerates - 0.8%
3M Co.	29,517	6,951,549
Honeywell International, Inc.	12,013	1,815,284
		8,766,833
Machinery - 2.6%
Allison Transmission Holdings, Inc.	145,552	5,768,226
Caterpillar, Inc.	74,546	11,527,048
Cummins, Inc.	35,811	6,022,336
Graco, Inc.	26,577	1,178,690
Hillenbrand, Inc.	6,963	305,676
Illinois Tool Works, Inc.	8,811	1,422,448
Ingersoll-Rand PLC	5,238	465,134
Toro Co.	11,490	730,419
		27,419,977
Professional Services - 0.6%
Robert Half International, Inc.	103,026	5,879,694
Road & Rail - 0.2%
Union Pacific Corp.	19,705	2,566,576
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. (a)	2,516	133,122

TOTAL INDUSTRIALS		114,439,043

INFORMATION TECHNOLOGY - 40.5%
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	18,997	5,124,251
Cisco Systems, Inc.	129,450	5,796,771
F5 Networks, Inc. (a)	43,664	6,484,977
Motorola Solutions, Inc.	18,272	1,939,573
		19,345,572
Electronic Equipment & Components - 0.0%
CDW Corp.	5,541	404,105
Internet Software & Services - 9.0%
Alphabet, Inc.:
Class A (a)	23,472	25,911,210
Class C (a)	28,572	31,564,346
Facebook, Inc. Class A (a)	213,381	38,050,100
LogMeIn, Inc.	2,837	327,815
		95,853,471
IT Services - 7.6%
Accenture PLC Class A	14,735	2,372,482
Alliance Data Systems Corp.	25,193	6,070,505
Amdocs Ltd.	16,745	1,101,654
Broadridge Financial Solutions, Inc.	38,380	3,852,584
Cognizant Technology Solutions Corp. Class A	64,306	5,274,378
CoreLogic, Inc. (a)	12,703	577,987
DXC Technology Co.	35,081	3,597,206
Fidelity National Information Services, Inc.	68,581	6,664,702
IBM Corp.	78,429	12,221,591
MasterCard, Inc. Class A	41,142	7,231,118
Maximus, Inc.	37,223	2,493,197
PayPal Holdings, Inc. (a)	19,728	1,566,600
The Western Union Co.	295,801	5,862,776
Total System Services, Inc.	79,221	6,967,487
Visa, Inc. Class A	117,009	14,385,086
		80,239,353
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	183,387	10,561,257
Broadcom Ltd.	30,003	7,394,539
Cypress Semiconductor Corp.	33,978	593,596
Intel Corp.	116,819	5,758,009
KLA-Tencor Corp.	61,454	6,963,353
Maxim Integrated Products, Inc.	41,533	2,531,021
Micron Technology, Inc. (a)	165,819	8,093,625
NVIDIA Corp.	21,650	5,239,300
NXP Semiconductors NV (a)	6,594	822,008
Teradyne, Inc.	46,198	2,097,389
Texas Instruments, Inc.	128,159	13,886,028
		63,940,125
Software - 7.5%
Adobe Systems, Inc. (a)	66,664	13,941,442
CA Technologies, Inc.	11,185	392,594
Cadence Design Systems, Inc. (a)	45,178	1,751,551
Citrix Systems, Inc. (a)	19,877	1,828,684
Intuit, Inc.	46,369	7,737,131
Microsoft Corp.	548,052	51,390,836
Oracle Corp.	35,709	1,809,375
Red Hat, Inc. (a)	752	110,845
Salesforce.com, Inc. (a)	6,196	720,285
		79,682,743
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	434,681	77,425,376
HP, Inc.	241,258	5,643,025
NetApp, Inc.	29,585	1,791,372
Seagate Technology LLC (b)	11,449	611,377
Western Digital Corp.	67,384	5,865,103
		91,336,253

TOTAL INFORMATION TECHNOLOGY		430,801,622

MATERIALS - 2.2%
Chemicals - 1.5%
DowDuPont, Inc.	14,592	1,025,818
Huntsman Corp.	165,160	5,329,713
LyondellBasell Industries NV Class A	7,599	822,364
Monsanto Co.	25,560	3,153,337
The Scotts Miracle-Gro Co. Class A (b)	2,590	232,686
Westlake Chemical Corp.	50,580	5,475,791
		16,039,709
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	33,014	1,795,962
Metals & Mining - 0.0%
Freeport-McMoRan, Inc. (a)	5,689	105,815
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	193,515	5,515,178

TOTAL MATERIALS		23,456,664

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent Class A	14,412	276,566
CubeSmart	165,331	4,432,524
Equity Lifestyle Properties, Inc.	2,082	176,158
Gaming & Leisure Properties	164,518	5,471,869
Hudson Pacific Properties, Inc.	17,132	540,857
Weyerhaeuser Co.	149,804	5,247,634
		16,145,608
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	269,968	12,888,272
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	100,883	6,114,519

TOTAL TELECOMMUNICATION SERVICES		19,002,791

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	6,065	94,917
TOTAL COMMON STOCKS
(Cost $776,773,597)		1,049,017,902
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,195,632)	1,200,000	1,193,859
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.41% (d)	11,387,996	$11,390,274
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	14,666,326	14,667,792
TOTAL MONEY MARKET FUNDS
(Cost $26,058,066)		26,058,066
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $804,027,295)		1,076,269,827
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(13,430,019)
NET ASSETS - 100%		$1,062,839,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	100	March 2018	$13,572,000	$262,504	$262,504

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $638,714.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,376
Fidelity Securities Lending Cash Central Fund	4,146
Total	$69,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$188,661,607	$188,661,607	$--	$--
Consumer Staples	65,871,105	65,871,105	--	--
Energy	1,821,448	1,821,448	--	--
Financials	36,557,301	36,557,301	--	--
Health Care	152,165,796	152,165,796	--	--
Industrials	114,439,043	114,439,043	--	--
Information Technology	430,801,622	430,801,622	--	--
Materials	23,456,664	23,456,664	--	--
Real Estate	16,145,608	16,145,608	--	--
Telecommunication Services	19,002,791	19,002,791	--	--
Utilities	94,917	94,917	--	--
U.S. Government and Government Agency Obligations	1,193,859	--	1,193,859	--
Money Market Funds	26,058,066	26,058,066	--	--
Total Investments in Securities:	$1,076,269,827	$1,075,075,968	$1,193,859	$--
Derivative Instruments:
Assets
Futures Contracts	$262,504	$262,504	$--	$--
Total Assets	$262,504	$262,504	$--	$--
Total Derivative Instruments:	$262,504	$262,504	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$262,504	$0
Total Equity Risk	262,504	0
Total Value of Derivatives	$262,504	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,143,573) — See accompanying schedule: Unaffiliated issuers (cost $777,969,229)	$1,050,211,761
Fidelity Central Funds (cost $26,058,066)	26,058,066
Total Investment in Securities (cost $804,027,295)		$1,076,269,827
Cash		94,403
Receivable for investments sold		10,121,835
Receivable for fund shares sold		1,194,612
Dividends receivable		1,382,370
Distributions receivable from Fidelity Central Funds		14,018
Total assets		1,089,077,065
Liabilities
Payable for investments purchased	$10,500,493
Payable for fund shares redeemed	527,184
Accrued management fee	341,720
Payable for daily variation margin on futures contracts	158,557
Other payables and accrued expenses	40,106
Collateral on securities loaned	14,669,197
Total liabilities		26,237,257
Net Assets		$1,062,839,808
Net Assets consist of:
Paid in capital		$753,438,901
Undistributed net investment income		2,101,829
Accumulated undistributed net realized gain (loss) on investments		34,794,042
Net unrealized appreciation (depreciation) on investments		272,505,036
Net Assets, for 54,153,924 shares outstanding		$1,062,839,808
Net Asset Value, offering price and redemption price per share ($1,062,839,808 ÷ 54,153,924 shares)		$19.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$7,557,102
Interest		7,063
Income from Fidelity Central Funds (including $4,146 from security lending)		69,522
Total income		7,633,687
Expenses
Management fee	$1,945,240
Independent trustees' fees and expenses	10,104
Miscellaneous	44,981
Total expenses before reductions	2,000,325
Expense reductions	(277)	2,000,048
Net investment income (loss)		5,633,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,425,011
Fidelity Central Funds	(363)
Futures contracts	788,874
Total net realized gain (loss)		47,213,522
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	87,470,133
Fidelity Central Funds	(1,041)
Futures contracts	107,959
Total change in net unrealized appreciation (depreciation)		87,577,051
Net gain (loss)		134,790,573
Net increase (decrease) in net assets resulting from operations		$140,424,212

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,633,639	$6,482,495	$9,269,617
Net realized gain (loss)	47,213,522	16,535,611	11,025,224
Change in net unrealized appreciation (depreciation)	87,577,051	38,291,752	102,035,283
Net increase (decrease) in net assets resulting from operations	140,424,212	61,309,858	122,330,124
Distributions to shareholders from net investment income	(9,595,921)	(2,076,402)	(7,111,776)
Distributions to shareholders from net realized gain	(24,876,383)	(8,201,785)	–
Total distributions	(34,472,304)	(10,278,187)	(7,111,776)
Share transactions
Proceeds from sales of shares	132,881,899	148,068,388	438,141,867
Reinvestment of distributions	32,926,411	9,882,890	6,777,223
Cost of shares redeemed	(133,252,008)	(110,113,958)	(183,763,026)
Net increase (decrease) in net assets resulting from share transactions	32,556,302	47,837,320	261,156,064
Total increase (decrease) in net assets	138,508,210	98,868,991	376,374,412
Net Assets
Beginning of period	924,331,598	825,462,607	449,088,195
End of period	$1,062,839,808	$924,331,598	$825,462,607
Other Information
Undistributed net investment income end of period	$2,101,829	$6,064,111	$2,048,261
Shares
Sold	6,932,467	8,778,514	28,762,124
Issued in reinvestment of distributions	1,756,075	600,784	429,482
Redeemed	(7,020,184)	(6,458,191)	(12,024,884)
Net increase (decrease)	1,668,358	2,921,107	17,166,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A	2017B	2016 C	2015B	2014B	2013B
Selected Per–Share Data
Net asset value, beginning of period	$17.61	$16.65	$13.86	$15.42	$14.22	$11.77	$10.93
Income from Investment Operations
Net investment income (loss)D	.11	.12	.22	.20	.20	.18	.20
Net realized and unrealized gain (loss)	2.57	1.04	2.73	(1.09)	2.15	3.15	.81
Total from investment operations	2.68	1.16	2.95	(.89)	2.35	3.33	1.01
Distributions from net investment income	(.18)	(.04)	(.16)	(.18)	(.15)	(.17)	(.17)
Distributions from net realized gain	(.48)	(.16)	–	(.49)	(1.00)	(.71)	–
Total distributions	(.66)	(.20)	(.16)	(.67)	(1.15)	(.88)	(.17)
Net asset value, end of period	$19.63	$17.61	$16.65	$13.86	$15.42	$14.22	$11.77
Total ReturnE,F	15.40%	7.04%	21.33%	(6.01)%	17.46%	29.08%	9.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.40%I	.40%I	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40%I	.40%I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40%I	.40%I	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.12%I	1.44%I	1.43%	1.38%	1.37%	1.41%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,062,840	$924,332	$825,463	$449,088	$404,087	$248,855	$171,392
Portfolio turnover rateJ	102%I	110%I	86%	89%	69%	83%	87%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
JPMorgan Chase & Co.	3.7
Exxon Mobil Corp.	3.1
Berkshire Hathaway, Inc. Class B	3.0
Johnson & Johnson	2.6
Bank of America Corp.	2.5
Intel Corp.	2.4
AT&T, Inc.	2.3
Cisco Systems, Inc.	2.2
Pfizer, Inc.	2.1
Citigroup, Inc.	2.1
26.0

Top Market Sectors as of February 28, 2018

% of fund's net assets
Financials	25.6
Health Care	15.4
Information Technology	11.0
Consumer Staples	9.1
Energy	8.9
Industrials	8.3
Consumer Discretionary	7.7
Utilities	4.3
Materials	3.5
Telecommunication Services	2.6

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.1%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.6%
BorgWarner, Inc.	56,544	$2,775,180
Gentex Corp.	103,447	2,349,281
Lear Corp.	70,666	13,184,156
Tenneco, Inc.	39,399	2,070,417
		20,379,034
Automobiles - 0.8%
Ford Motor Co.	2,706,614	28,717,175
Diversified Consumer Services - 0.2%
H&R Block, Inc. (a)	241,819	6,125,275
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	22,393	1,630,434
Royal Caribbean Cruises Ltd.	175,115	22,169,559
U.S. Foods Holding Corp. (b)	85,193	2,844,594
		26,644,587
Household Durables - 1.1%
PulteGroup, Inc.	369,577	10,374,026
Taylor Morrison Home Corp. (b)	487,483	10,939,119
Toll Brothers, Inc.	405,802	17,786,302
		39,099,447
Media - 1.7%
Liberty Broadband Corp. Class C (b)	2,550	224,094
MSG Network, Inc. Class A (b)	132,859	3,241,760
Tegna, Inc.	941,464	12,107,227
The Walt Disney Co.	242,094	24,974,417
Time Warner, Inc.	169,631	15,768,898
Twenty-First Century Fox, Inc. Class A	116,741	4,298,404
		60,614,800
Multiline Retail - 1.7%
Kohl's Corp.	281,191	18,583,913
Macy's, Inc. (a)	636,736	18,726,406
Target Corp.	287,256	21,661,975
		58,972,294
Specialty Retail - 0.2%
GameStop Corp. Class A (a)	345,280	5,417,443
Office Depot, Inc.	164,861	433,584
		5,851,027
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (b)	1,645	155,584
Michael Kors Holdings Ltd. (b)	305,140	19,202,460
Ralph Lauren Corp.	7,880	834,019
		20,192,063

TOTAL CONSUMER DISCRETIONARY		266,595,702

CONSUMER STAPLES - 9.1%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	12,020	916,525
PepsiCo, Inc.	210,313	23,077,645
The Coca-Cola Co.	507,294	21,925,247
		45,919,417
Food & Staples Retailing - 2.9%
CVS Health Corp.	250,291	16,952,209
Walgreens Boots Alliance, Inc.	435,755	30,019,162
Walmart, Inc.	587,760	52,904,278
		99,875,649
Food Products - 1.9%
Archer Daniels Midland Co.	447,204	18,567,910
ConAgra Foods, Inc.	297,443	10,746,616
Ingredion, Inc.	9,627	1,257,671
Mondelez International, Inc.	11,706	513,893
Sanderson Farms, Inc. (a)	16,464	2,027,542
The J.M. Smucker Co.	147,891	18,678,633
Tyson Foods, Inc. Class A	197,767	14,709,909
		66,502,174
Household Products - 2.3%
Colgate-Palmolive Co.	161,525	11,140,379
Procter & Gamble Co.	884,595	69,458,399
		80,598,778
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	6,753	934,885
Tobacco - 0.7%
Philip Morris International, Inc.	215,629	22,328,383

TOTAL CONSUMER STAPLES		316,159,286

ENERGY - 8.9%
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. (a)(b)	101,298	4,563,475
Schlumberger Ltd.	118,873	7,802,824
		12,366,299
Oil, Gas & Consumable Fuels - 8.5%
Antero Resources Corp. (a)(b)	41,582	782,157
Cabot Oil & Gas Corp.	174,043	4,204,879
Chevron Corp.	592,530	66,315,958
Cimarex Energy Co.	13,609	1,307,689
ConocoPhillips Co.	652,417	35,432,767
Devon Energy Corp.	465,341	14,272,008
Exxon Mobil Corp.	1,403,605	106,309,043
HollyFrontier Corp.	46,656	1,998,276
Marathon Oil Corp.	799,827	11,613,488
Marathon Petroleum Corp.	391,821	25,100,053
Murphy Oil Corp. (a)	19,281	488,773
Valero Energy Corp.	321,229	29,045,526
World Fuel Services Corp.	15,422	352,393
		297,223,010

TOTAL ENERGY		309,589,309

FINANCIALS - 25.6%
Banks - 11.4%
Bank of America Corp.	2,675,530	85,884,513
BB&T Corp.	28,871	1,569,139
CIT Group, Inc.	4,842	256,868
Citigroup, Inc.	951,320	71,815,147
Huntington Bancshares, Inc.	42,895	673,452
JPMorgan Chase & Co.	1,108,724	128,057,621
M&T Bank Corp.	7,313	1,388,300
Peoples United Financial, Inc.	34,426	658,914
PNC Financial Services Group, Inc.	17,112	2,697,878
Regions Financial Corp.	1,278,565	24,816,947
TCF Financial Corp.	9,511	212,095
U.S. Bancorp	118,469	6,439,975
Wells Fargo & Co.	1,219,643	71,239,348
		395,710,197
Capital Markets - 2.4%
Bank of New York Mellon Corp.	91,775	5,233,928
BGC Partners, Inc. Class A	239,752	3,169,521
BlackRock, Inc. Class A	758	416,468
CME Group, Inc.	51,777	8,603,266
Federated Investors, Inc. Class B (non-vtg.) (a)	207,649	6,765,204
Franklin Resources, Inc.	292,464	11,309,583
Goldman Sachs Group, Inc.	32,231	8,474,497
Lazard Ltd. Class A	9,687	522,807
Legg Mason, Inc.	10,835	432,425
LPL Financial	55,493	3,566,535
Morgan Stanley	627,766	35,167,451
Raymond James Financial, Inc.	19,938	1,848,452
SEI Investments Co.	4	291
		85,510,428
Consumer Finance - 2.2%
American Express Co.	380,311	37,084,126
Discover Financial Services	259,293	20,440,067
Synchrony Financial	502,301	18,278,733
		75,802,926
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (b)	494,694	102,500,597
Donnelley Financial Solutions, Inc. (b)	35,799	619,681
Leucadia National Corp.	770,732	18,489,861
		121,610,139
Insurance - 4.2%
AFLAC, Inc.	295,181	26,235,687
Allstate Corp.	145,261	13,401,780
American National Insurance Co.	4,789	559,834
Aspen Insurance Holdings Ltd.	23,340	849,576
Assured Guaranty Ltd.	66,973	2,315,926
Chubb Ltd.	5,728	812,918
CNA Financial Corp.	6,489	331,328
First American Financial Corp.	192,398	11,164,856
FNF Group	532,465	21,261,327
Kemper Corp.	7,351	414,596
Loews Corp.	365,540	18,032,088
MetLife, Inc.	27,245	1,258,447
Old Republic International Corp. (a)	781,317	15,649,780
Progressive Corp.	303,240	17,460,559
Prudential Financial, Inc.	76,130	8,094,142
Reinsurance Group of America, Inc.	1,380	212,230
The Travelers Companies, Inc.	39,697	5,517,883
Torchmark Corp.	2,531	216,071
Unum Group	80,526	4,103,605
		147,892,633
Mortgage Real Estate Investment Trusts - 1.9%
AGNC Investment Corp. (a)	847,154	15,197,943
Annaly Capital Management, Inc.	2,024,574	20,306,477
Chimera Investment Corp.	680,719	11,408,850
MFA Financial, Inc.	1,299,947	9,255,623
New Residential Investment Corp.	119,246	1,923,438
Starwood Property Trust, Inc.	97,862	1,981,706
Two Harbors Investment Corp.	363,397	5,338,302
		65,412,339

TOTAL FINANCIALS		891,938,662

HEALTH CARE - 15.4%
Biotechnology - 2.2%
Amgen, Inc.	239,877	44,082,196
Biogen, Inc. (b)	8,352	2,413,644
Gilead Sciences, Inc.	241,286	18,996,447
United Therapeutics Corp. (b)	85,927	9,954,643
		75,446,930
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	153,673	9,271,092
Baxter International, Inc.	385,721	26,148,027
Medtronic PLC	379,790	30,341,423
		65,760,542
Health Care Providers & Services - 3.2%
Aetna, Inc.	39,588	7,009,451
Anthem, Inc.	92,086	21,675,203
Centene Corp. (b)	169,428	17,183,388
Express Scripts Holding Co. (b)	384,999	29,048,175
Humana, Inc.	67,126	18,246,189
Molina Healthcare, Inc. (a)(b)	47,967	3,468,014
Quest Diagnostics, Inc.	138,743	14,297,466
Wellcare Health Plans, Inc. (b)	3,742	725,611
		111,653,497
Life Sciences Tools & Services - 0.1%
Bruker Corp.	149,013	4,567,248
Pharmaceuticals - 8.0%
Allergan PLC	60,374	9,310,878
Bristol-Myers Squibb Co.	484,547	32,077,011
Eli Lilly & Co.	220,816	17,007,248
Johnson & Johnson	691,618	89,827,346
Merck & Co., Inc.	1,034,016	56,064,348
Pfizer, Inc.	2,012,911	73,088,798
		277,375,629

TOTAL HEALTH CARE		534,803,846

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.1%
Lockheed Martin Corp.	59,581	20,998,728
Raytheon Co.	137,976	30,011,160
Spirit AeroSystems Holdings, Inc. Class A	153,576	14,019,953
United Technologies Corp.	72,271	9,737,795
		74,767,636
Airlines - 0.2%
Alaska Air Group, Inc.	63,904	4,121,808
Copa Holdings SA Class A	16,239	2,208,017
		6,329,825
Building Products - 0.6%
Owens Corning	236,309	19,211,922
Commercial Services & Supplies - 1.4%
Deluxe Corp.	44,018	3,125,278
KAR Auction Services, Inc.	283,268	15,319,133
LSC Communications, Inc.	62,128	904,584
Pitney Bowes, Inc.	16,291	202,008
Republic Services, Inc.	206,733	13,888,323
Waste Management, Inc.	186,391	16,089,271
		49,528,597
Construction & Engineering - 0.0%
EMCOR Group, Inc.	16,511	1,259,954
Electrical Equipment - 0.6%
Eaton Corp. PLC	239,196	19,303,117
Industrial Conglomerates - 1.0%
General Electric Co.	789,861	11,144,939
Honeywell International, Inc.	161,740	24,440,531
		35,585,470
Machinery - 2.0%
AGCO Corp.	128,785	8,577,081
Allison Transmission Holdings, Inc.	444,677	17,622,550
Caterpillar, Inc.	129,212	19,980,052
Cummins, Inc.	134,770	22,664,271
Terex Corp.	6,299	261,534
Toro Co.	1,315	83,595
		69,189,083
Professional Services - 0.4%
Manpower, Inc.	56,497	6,692,635
Robert Half International, Inc.	130,168	7,428,688
		14,121,323

TOTAL INDUSTRIALS		289,296,927

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.9%
Arris International PLC (b)	101,231	2,581,391
Cisco Systems, Inc.	1,722,219	77,120,967
Juniper Networks, Inc.	779,215	19,994,657
Motorola Solutions, Inc.	23,925	2,539,639
		102,236,654
Electronic Equipment & Components - 0.2%
Tech Data Corp. (b)	35,867	3,706,496
Vishay Intertechnology, Inc.	77,304	1,422,394
		5,128,890
IT Services - 1.0%
Amdocs Ltd.	83,114	5,468,070
Fidelity National Information Services, Inc.	75,570	7,343,893
IBM Corp.	109,702	17,094,863
The Western Union Co.	175,864	3,485,624
		33,392,450
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	206,382	11,885,539
Intel Corp.	1,694,487	83,521,264
KLA-Tencor Corp.	28,203	3,195,682
Marvell Technology Group Ltd.	502,075	11,793,742
Micron Technology, Inc. (b)	320,401	15,638,773
NXP Semiconductors NV (b)	11,667	1,454,408
Qualcomm, Inc.	305,189	19,837,285
		147,326,693
Software - 0.5%
Oracle Corp.	364,507	18,469,570
Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	1,282,038	29,986,869
NetApp, Inc.	73,438	4,446,671
Seagate Technology LLC (a)	339,777	18,144,092
Western Digital Corp.	286,303	24,919,813
		77,497,445

TOTAL INFORMATION TECHNOLOGY		384,051,702

MATERIALS - 3.5%
Chemicals - 2.0%
DowDuPont, Inc.	79,343	5,577,813
Eastman Chemical Co.	166,359	16,815,568
Huntsman Corp.	553,093	17,848,311
LyondellBasell Industries NV Class A	178,799	19,349,628
The Scotts Miracle-Gro Co. Class A (a)	43,426	3,901,392
Trinseo SA	15,481	1,232,288
Westlake Chemical Corp.	47,736	5,167,899
		69,892,899
Containers & Packaging - 0.1%
Berry Global Group, Inc. (b)	10,835	589,424
WestRock Co.	73,340	4,822,838
		5,412,262
Metals & Mining - 0.8%
Freeport-McMoRan, Inc. (b)	916,898	17,054,303
Newmont Mining Corp.	2,188	83,582
Reliance Steel & Aluminum Co.	108,710	9,802,381
		26,940,266
Paper & Forest Products - 0.6%
Domtar Corp.	55,960	2,504,770
Louisiana-Pacific Corp.	646,616	18,428,556
		20,933,326

TOTAL MATERIALS		123,178,753

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Apple Hospitality (REIT), Inc.	86,395	1,467,851
Brixmor Property Group, Inc.	453,551	7,048,183
Corrections Corp. of America	410,043	8,524,794
Gaming & Leisure Properties	258,761	8,606,391
General Growth Properties, Inc.	13,041	276,078
Park Hotels & Resorts, Inc.	614,356	15,967,112
PS Business Parks, Inc.	4,022	445,879
Quality Care Properties, Inc. (b)	180,220	2,232,926
RLJ Lodging Trust	173,825	3,443,473
Senior Housing Properties Trust (SBI)	82,393	1,247,430
Sunstone Hotel Investors, Inc.	226,671	3,270,863
VEREIT, Inc.	76,134	521,518
Weyerhaeuser Co.	713,453	24,992,259
		78,044,757
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	226,935	5,798,189

TOTAL REAL ESTATE		83,842,946

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	2,174,471	78,933,297
Verizon Communications, Inc.	202,487	9,666,729
		88,600,026
UTILITIES - 4.3%
Electric Utilities - 3.1%
Duke Energy Corp.	238,576	17,974,316
Exelon Corp.	734,408	27,202,472
FirstEnergy Corp. (a)	472,423	15,273,436
NextEra Energy, Inc.	8,048	1,224,503
PG&E Corp.	570,843	23,455,939
PNM Resources, Inc.	32,126	1,130,835
Portland General Electric Co.	61,907	2,459,565
PPL Corp.	585,283	16,768,358
Southern Co.	87,418	3,764,219
		109,253,643
Gas Utilities - 0.6%
National Fuel Gas Co. (a)	36,212	1,789,959
UGI Corp.	441,647	19,030,569
		20,820,528
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	476,850	5,183,360
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	391,629	10,593,564
MDU Resources Group, Inc.	119,148	3,132,401
		13,725,965

TOTAL UTILITIES		148,983,496

TOTAL COMMON STOCKS
(Cost $2,999,220,389)		3,437,040,655
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $5,778,888)	5,800,000	5,770,317
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.41% (d)	29,564,968	$29,570,881
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	113,855,720	113,867,105
TOTAL MONEY MARKET FUNDS
(Cost $143,438,005)		143,437,986
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $3,148,437,282)		3,586,248,958
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(107,294,216)
NET ASSETS - 100%		$3,478,954,742

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	306	March 2018	$41,530,320	$947,166	$947,166

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,910,174.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$217,370
Fidelity Securities Lending Cash Central Fund	14,966
Total	$232,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$266,595,702	$266,595,702	$--	$--
Consumer Staples	316,159,286	316,159,286	--	--
Energy	309,589,309	309,589,309	--	--
Financials	891,938,662	891,938,662	--	--
Health Care	534,803,846	534,803,846	--	--
Industrials	289,296,927	289,296,927	--	--
Information Technology	384,051,702	384,051,702	--	--
Materials	123,178,753	123,178,753	--	--
Real Estate	83,842,946	83,842,946	--	--
Telecommunication Services	88,600,026	88,600,026	--	--
Utilities	148,983,496	148,983,496	--	--
U.S. Government and Government Agency Obligations	5,770,317	--	5,770,317	--
Money Market Funds	143,437,986	143,437,986	--	--
Total Investments in Securities:	$3,586,248,958	$3,580,478,641	$5,770,317	$--
Derivative Instruments:
Assets
Futures Contracts	$947,166	$947,166	$--	$--
Total Assets	$947,166	$947,166	$--	$--
Total Derivative Instruments:	$947,166	$947,166	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$947,166	$0
Total Equity Risk	947,166	0
Total Value of Derivatives	$947,166	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $111,181,120) — See accompanying schedule: Unaffiliated issuers (cost $3,004,999,277)	$3,442,810,972
Fidelity Central Funds (cost $143,438,005)	143,437,986
Total Investment in Securities (cost $3,148,437,282)		$3,586,248,958
Receivable for investments sold		32,769,751
Receivable for fund shares sold		3,828,239
Dividends receivable		9,510,462
Distributions receivable from Fidelity Central Funds		39,374
Receivable for daily variation margin for on futures contracts		3,178
Total assets		3,632,399,962
Liabilities
Payable for investments purchased	$35,346,206
Payable for fund shares redeemed	2,459,742
Accrued management fee	1,126,657
Payable for daily variation margin on futures contracts	493,451
Other payables and accrued expenses	147,213
Collateral on securities loaned	113,871,951
Total liabilities		153,445,220
Net Assets		$3,478,954,742
Net Assets consist of:
Paid in capital		$2,967,369,553
Undistributed net investment income		12,829,548
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,996,799
Net unrealized appreciation (depreciation) on investments		438,758,842
Net Assets, for 264,917,230 shares outstanding		$3,478,954,742
Net Asset Value, offering price and redemption price per share ($3,478,954,742 ÷ 264,917,230 shares)		$13.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$41,491,904
Interest		34,007
Income from Fidelity Central Funds (including $14,966 from security lending)		232,336
Total income		41,758,247
Expenses
Management fee	$6,489,772
Independent trustees' fees and expenses	33,667
Miscellaneous	160,849
Total expenses before reductions	6,684,288
Expense reductions	(1,270)	6,683,018
Net investment income (loss)		35,075,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,360,643
Fidelity Central Funds	(2,831)
Foreign currency transactions	105,583
Futures contracts	3,142,838
Total net realized gain (loss)		109,606,233
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	150,081,020
Fidelity Central Funds	(3,228)
Assets and liabilities in foreign currencies	(348)
Futures contracts	304,152
Total change in net unrealized appreciation (depreciation)		150,381,596
Net gain (loss)		259,987,829
Net increase (decrease) in net assets resulting from operations		$295,063,058

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,075,229	$33,327,028	$45,932,334
Net realized gain (loss)	109,606,233	52,871,856	45,434,277
Change in net unrealized appreciation (depreciation)	150,381,596	(65,046,421)	416,077,031
Net increase (decrease) in net assets resulting from operations	295,063,058	21,152,463	507,443,642
Distributions to shareholders from net investment income	(54,064,321)	(9,524,832)	(38,789,221)
Distributions to shareholders from net realized gain	(84,958,215)	(20,240,257)	–
Total distributions	(139,022,536)	(29,765,089)	(38,789,221)
Share transactions
Proceeds from sales of shares	514,513,607	585,123,239	1,358,650,321
Reinvestment of distributions	135,660,919	28,992,659	37,834,856
Cost of shares redeemed	(390,101,260)	(431,889,605)	(544,200,825)
Net increase (decrease) in net assets resulting from share transactions	260,073,266	182,226,293	852,284,352
Total increase (decrease) in net assets	416,113,788	173,613,667	1,320,938,773
Net Assets
Beginning of period	3,062,840,954	2,889,227,287	1,568,288,514
End of period	$3,478,954,742	$3,062,840,954	$2,889,227,287
Other Information
Undistributed net investment income end of period	$12,829,548	$31,818,640	$9,477,261
Shares
Sold	38,933,486	47,098,344	117,663,726
Issued in reinvestment of distributions	10,395,472	2,384,267	3,143,198
Redeemed	(29,534,967)	(34,998,563)	(47,915,162)
Net increase (decrease)	19,793,991	14,484,048	72,891,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A	2017B	2016 C	2015B	2014B	2013B
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.53	$9.94	$11.38	$10.21	$8.89	$7.78
Income from Investment Operations
Net investment income (loss)D	.14	.14	.25	.24	.26E	.20	.18
Net realized and unrealized gain (loss)	1.05	(.04)	2.55	(1.32)	1.28	1.87	1.21
Total from investment operations	1.19	.10	2.80	(1.08)	1.54	2.07	1.39
Distributions from net investment income	(.22)	(.04)	(.21)	(.21)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.34)	(.09)	–	(.15)	(.24)	(.59)	(.13)
Total distributions	(.56)	(.13)	(.21)	(.36)	(.37)F	(.75)	(.28)
Net asset value, end of period	$13.13	$12.50	$12.53	$9.94	$11.38	$10.21	$8.89
Total ReturnG,H	9.53%	.79%	28.30%	(9.69)%	15.37%	23.92%	18.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	.40%K	.40%K	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40%K	.40%K	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40%K	.40%K	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.10%K	2.27%K	2.23%	2.20%	2.34%E	2.01%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,478,955	$3,062,841	$2,889,227	$1,568,289	$1,105,349	$180,081	$106,740
Portfolio turnover rateL	90%K	93%K	81%	88%	76%M	85%	76%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 F Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Apple, Inc.	4.3
Microsoft Corp.	3.5
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	2.2
JPMorgan Chase & Co.	2.2
Berkshire Hathaway, Inc. Class B	2.2
Johnson & Johnson	2.0
Exxon Mobil Corp.	1.8
Bank of America Corp.	1.8
Intel Corp.	1.5
24.5

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	26.5
Health Care	15.0
Financials	14.0
Consumer Discretionary	12.8
Industrials	9.4
Consumer Staples	7.1
Energy	5.3
Materials	2.8
Telecommunication Services	2.6
Real Estate	1.3

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.2%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
BorgWarner, Inc.	2,382	$116,909
Lear Corp.	10,677	1,992,008
Tenneco, Inc.	7,954	417,983
		2,526,900
Automobiles - 0.6%
Ford Motor Co.	406,651	4,314,567
Diversified Consumer Services - 0.5%
H&R Block, Inc.	120,145	3,043,273
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	28,417	1,901,381
Las Vegas Sands Corp.	11,760	856,246
McDonald's Corp.	2,452	386,778
Royal Caribbean Cruises Ltd.	30,541	3,866,491
U.S. Foods Holding Corp. (a)	20,887	697,417
		7,708,313
Household Durables - 1.4%
NVR, Inc. (a)	118	335,494
PulteGroup, Inc.	108,103	3,034,451
Taylor Morrison Home Corp. (a)	127,377	2,858,340
Toll Brothers, Inc.	65,746	2,881,647
		9,109,932
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	12,825	19,397,171
Netflix, Inc. (a)	1,913	557,410
		19,954,581
Leisure Products - 0.1%
Polaris Industries, Inc. (b)	4,447	506,914
Media - 2.1%
Comcast Corp. Class A	48,294	1,748,726
Tegna, Inc.	207,451	2,667,820
The Walt Disney Co.	71,454	7,371,195
Time Warner, Inc.	14,256	1,325,238
Twenty-First Century Fox, Inc. Class A	10,932	402,516
		13,515,495
Multiline Retail - 1.4%
Kohl's Corp.	28,442	1,879,732
Macy's, Inc. (b)	108,858	3,201,514
Target Corp.	52,303	3,944,169
		9,025,415
Specialty Retail - 1.5%
Home Depot, Inc.	49,037	8,937,974
Lowe's Companies, Inc.	12,287	1,100,792
		10,038,766
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	1,707	161,448
Michael Kors Holdings Ltd. (a)	48,559	3,055,818
		3,217,266

TOTAL CONSUMER DISCRETIONARY		82,961,422

CONSUMER STAPLES - 7.1%
Beverages - 2.4%
Molson Coors Brewing Co. Class B	3,112	237,290
PepsiCo, Inc.	68,276	7,491,925
The Coca-Cola Co.	178,918	7,732,836
		15,462,051
Food & Staples Retailing - 1.4%
Kroger Co.	76,250	2,067,900
Walmart, Inc.	75,023	6,752,820
		8,820,720
Food Products - 1.2%
Archer Daniels Midland Co.	47,173	1,958,623
ConAgra Foods, Inc.	80,190	2,897,265
Sanderson Farms, Inc. (b)	7,034	866,237
The Hershey Co.	3,302	324,455
The J.M. Smucker Co.	3,240	409,212
Tyson Foods, Inc. Class A	21,318	1,585,633
		8,041,425
Household Products - 1.5%
Colgate-Palmolive Co.	15,546	1,072,208
Procter & Gamble Co.	109,654	8,610,032
		9,682,240
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	19,954	2,762,432
Tobacco - 0.2%
Altria Group, Inc.	2,860	180,037
Philip Morris International, Inc.	12,092	1,252,127
		1,432,164

TOTAL CONSUMER STAPLES		46,201,032

ENERGY - 5.3%
Energy Equipment & Services - 0.1%
Halliburton Co.	6,513	302,333
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	78,633	8,800,605
ConocoPhillips Co.	92,169	5,005,698
Exxon Mobil Corp.	157,804	11,952,075
Marathon Petroleum Corp.	57,450	3,680,247
Valero Energy Corp.	48,890	4,420,634
		33,859,259

TOTAL ENERGY		34,161,592

FINANCIALS - 14.0%
Banks - 6.7%
Bank of America Corp.	365,042	11,717,848
Citigroup, Inc.	115,305	8,704,374
JPMorgan Chase & Co.	123,945	14,315,648
Regions Financial Corp.	12,811	248,662
Wells Fargo & Co.	140,082	8,182,190
		43,168,722
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	5,765	194,569
BGC Partners, Inc. Class A	35,836	473,752
CME Group, Inc.	30,601	5,084,662
Federated Investors, Inc. Class B (non-vtg.) (b)	3,270	106,537
Morgan Stanley	5,117	286,654
Thomson Reuters Corp.	72,024	2,837,853
		8,984,027
Consumer Finance - 0.9%
American Express Co.	38,723	3,775,880
Discover Financial Services	28,109	2,215,832
		5,991,712
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	68,269	14,145,337
Leucadia National Corp.	133,528	3,203,337
		17,348,674
Insurance - 1.7%
AFLAC, Inc.	34,020	3,023,698
Erie Indemnity Co. Class A	293	33,891
First American Financial Corp.	19,609	1,137,910
FNF Group	81,630	3,259,486
Loews Corp.	42,211	2,082,269
Old Republic International Corp.	18,167	363,885
Progressive Corp.	15,791	909,246
		10,810,385
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	309,558	3,104,867
MFA Financial, Inc.	18,621	132,582
Two Harbors Investment Corp.	65,302	959,286
		4,196,735

TOTAL FINANCIALS		90,500,255

HEALTH CARE - 15.0%
Biotechnology - 3.8%
AbbVie, Inc.	72,829	8,435,783
Amgen, Inc.	37,640	6,917,103
Biogen, Inc. (a)	4,926	1,423,565
Celgene Corp. (a)	18,241	1,589,156
Gilead Sciences, Inc.	77,067	6,067,485
United Therapeutics Corp. (a)	645	74,723
		24,507,815
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	62,071	4,207,793
Medtronic PLC	26,771	2,138,735
		6,346,528
Health Care Providers & Services - 4.2%
Aetna, Inc.	5,263	931,867
Centene Corp. (a)	36,142	3,665,522
Express Scripts Holding Co. (a)	59,692	4,503,761
Humana, Inc.	15,791	4,292,310
Molina Healthcare, Inc. (a)(b)	6,732	486,724
Patterson Companies, Inc. (b)	7,996	252,514
Quest Diagnostics, Inc.	34,766	3,582,636
UnitedHealth Group, Inc.	41,002	9,273,012
Wellcare Health Plans, Inc. (a)	1,240	240,448
		27,228,794
Pharmaceuticals - 6.0%
Allergan PLC	5,208	803,178
Bristol-Myers Squibb Co.	92,104	6,097,285
Eli Lilly & Co.	67,189	5,174,897
Johnson & Johnson	98,167	12,749,930
Merck & Co., Inc.	133,839	7,256,751
Pfizer, Inc.	187,844	6,820,616
		38,902,657

TOTAL HEALTH CARE		96,985,794

INDUSTRIALS - 9.4%
Aerospace & Defense - 3.2%
Lockheed Martin Corp.	16,499	5,814,908
Northrop Grumman Corp.	2,242	784,790
Raytheon Co.	23,925	5,203,927
The Boeing Co.	25,054	9,074,809
		20,878,434
Airlines - 0.1%
Alaska Air Group, Inc.	6,926	446,727
Building Products - 0.3%
Owens Corning	25,419	2,066,565
Commercial Services & Supplies - 1.7%
KAR Auction Services, Inc.	58,029	3,138,208
Republic Services, Inc.	54,631	3,670,111
Waste Management, Inc.	48,490	4,185,657
		10,993,976
Construction & Engineering - 0.0%
EMCOR Group, Inc.	1,482	113,091
Electrical Equipment - 0.0%
Regal Beloit Corp.	2,312	167,158
Industrial Conglomerates - 0.7%
3M Co.	16,890	3,977,764
General Electric Co.	15,873	223,968
Honeywell International, Inc.	2,084	314,913
		4,516,645
Machinery - 2.3%
AGCO Corp.	11,164	743,522
Allison Transmission Holdings, Inc.	75,451	2,990,123
Caterpillar, Inc.	37,274	5,763,679
Cummins, Inc.	23,532	3,957,376
Hillenbrand, Inc.	3,340	146,626
Ingersoll-Rand PLC	14,226	1,263,269
		14,864,595
Professional Services - 0.3%
Robert Half International, Inc.	37,871	2,161,298
Road & Rail - 0.8%
Union Pacific Corp.	37,770	4,919,543

TOTAL INDUSTRIALS		61,128,032

INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	214,273	9,595,145
Juniper Networks, Inc.	134,241	3,444,624
Motorola Solutions, Inc.	23,925	2,539,639
		15,579,408
Internet Software & Services - 4.8%
Alphabet, Inc.:
Class A (a)	8,153	9,000,260
Class C (a)	6,816	7,529,840
Facebook, Inc. Class A (a)	80,746	14,398,627
		30,928,727
IT Services - 3.2%
Broadridge Financial Solutions, Inc.	22,365	2,244,999
DXC Technology Co.	6,804	697,682
Fidelity National Information Services, Inc.	42,650	4,144,727
IBM Corp.	39,689	6,184,737
MasterCard, Inc. Class A	5,507	967,910
The Western Union Co.	156,663	3,105,061
Total System Services, Inc.	8,516	748,982
Visa, Inc. Class A	21,360	2,625,998
		20,720,096
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	89,470	5,152,577
Intel Corp.	199,332	9,825,074
KLA-Tencor Corp.	34,404	3,898,317
Maxim Integrated Products, Inc.	45,461	2,770,393
Micron Technology, Inc. (a)	41,870	2,043,675
NVIDIA Corp.	2,569	621,698
Qualcomm, Inc.	30,238	1,965,470
Teradyne, Inc.	40,321	1,830,573
Texas Instruments, Inc.	57,080	6,184,618
		34,292,395
Software - 4.6%
Adobe Systems, Inc. (a)	8,283	1,732,224
CA Technologies, Inc.	3,578	125,588
Intuit, Inc.	10,914	1,821,110
Microsoft Corp.	240,735	22,573,721
Oracle Corp.	73,882	3,743,601
		29,996,244
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	156,481	27,872,387
HP, Inc.	194,228	4,542,993
NetApp, Inc.	31,794	1,925,127
Seagate Technology LLC (b)	37,470	2,000,898
Western Digital Corp.	47,700	4,151,808
		40,493,213

TOTAL INFORMATION TECHNOLOGY		172,010,083

MATERIALS - 2.8%
Chemicals - 1.4%
DowDuPont, Inc.	18,327	1,288,388
Huntsman Corp.	39,595	1,277,731
LyondellBasell Industries NV Class A	31,289	3,386,096
Monsanto Co.	6,560	809,307
Westlake Chemical Corp.	19,885	2,152,750
		8,914,272
Metals & Mining - 0.7%
Freeport-McMoRan, Inc. (a)	96,681	1,798,267
Newmont Mining Corp.	76,313	2,915,157
		4,713,424
Paper & Forest Products - 0.7%
Domtar Corp.	22,062	987,495
Louisiana-Pacific Corp.	115,365	3,287,903
		4,275,398

TOTAL MATERIALS		17,903,094

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Apple Hospitality (REIT), Inc.	95,909	1,629,494
Gaming & Leisure Properties	59,362	1,974,380
Park Hotels & Resorts, Inc.	32,790	852,212
Senior Housing Properties Trust (SBI)	8,229	124,587
Weyerhaeuser Co.	112,963	3,957,094
		8,537,767
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	256,894	9,325,252
Verizon Communications, Inc.	155,922	7,443,716
		16,768,968
UTILITIES - 1.3%
Electric Utilities - 1.1%
Exelon Corp.	4,514	167,199
FirstEnergy Corp.	116,187	3,756,326
PG&E Corp.	31,260	1,284,473
PPL Corp.	68,118	1,951,581
		7,159,579
Gas Utilities - 0.1%
UGI Corp.	14,395	620,281
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	12,946	350,189

TOTAL UTILITIES		8,130,049

TOTAL COMMON STOCKS
(Cost $489,429,247)		635,288,088
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $846,906)	850,000	845,650
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.41% (d)	11,144,096	$11,146,325
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	6,886,363	6,887,052
TOTAL MONEY MARKET FUNDS
(Cost $18,033,377)		18,033,377
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $508,309,530)		654,167,115
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,255,302)
NET ASSETS - 100%		$647,911,813

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	91	March 2018	$12,350,520	$129,857	$129,857

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $573,052.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,777
Fidelity Securities Lending Cash Central Fund	2,101
Total	$76,878

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$82,961,422	$82,961,422	$--	$--
Consumer Staples	46,201,032	46,201,032	--	--
Energy	34,161,592	34,161,592	--	--
Financials	90,500,255	90,500,255	--	--
Health Care	96,985,794	96,985,794	--	--
Industrials	61,128,032	61,128,032	--	--
Information Technology	172,010,083	172,010,083	--	--
Materials	17,903,094	17,903,094	--	--
Real Estate	8,537,767	8,537,767	--	--
Telecommunication Services	16,768,968	16,768,968	--	--
Utilities	8,130,049	8,130,049	--	--
U.S. Government and Government Agency Obligations	845,650	--	845,650	--
Money Market Funds	18,033,377	18,033,377	--	--
Total Investments in Securities:	$654,167,115	$653,321,465	$845,650	$--
Derivative Instruments:
Assets
Futures Contracts	$129,857	$129,857	$--	$--
Total Assets	$129,857	$129,857	$--	$--
Total Derivative Instruments:	$129,857	$129,857	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$129,857	$0
Total Equity Risk	129,857	0
Total Value of Derivatives	$129,857	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,847,833) — See accompanying schedule: Unaffiliated issuers (cost $490,276,153)	$636,133,738
Fidelity Central Funds (cost $18,033,377)	18,033,377
Total Investment in Securities (cost $508,309,530)		$654,167,115
Receivable for investments sold		6,429,516
Receivable for fund shares sold		1,394,270
Dividends receivable		1,450,112
Distributions receivable from Fidelity Central Funds		11,864
Total assets		663,452,877
Liabilities
Payable for investments purchased	$7,592,020
Payable for fund shares redeemed	679,831
Accrued management fee	208,326
Payable for daily variation margin on futures contracts	148,655
Other payables and accrued expenses	24,382
Collateral on securities loaned	6,887,850
Total liabilities		15,541,064
Net Assets		$647,911,813
Net Assets consist of:
Paid in capital		$479,663,580
Undistributed net investment income		1,962,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,298,018
Net unrealized appreciation (depreciation) on investments		145,987,442
Net Assets, for 43,176,573 shares outstanding		$647,911,813
Net Asset Value, offering price and redemption price per share ($647,911,813 ÷ 43,176,573 shares)		$15.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$6,178,167
Interest		5,056
Income from Fidelity Central Funds (including $2,101 from security lending)		76,878
Total income		6,260,101
Expenses
Management fee	$1,150,803
Independent trustees' fees and expenses	5,917
Miscellaneous	27,183
Total expenses before reductions	1,183,903
Expense reductions	(487)	1,183,416
Net investment income (loss)		5,076,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,322,296
Fidelity Central Funds	(533)
Foreign currency transactions	638
Futures contracts	1,484,502
Total net realized gain (loss)		30,806,903
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	34,661,782
Fidelity Central Funds	(276)
Futures contracts	25,248
Total change in net unrealized appreciation (depreciation)		34,686,754
Net gain (loss)		65,493,657
Net increase (decrease) in net assets resulting from operations		$70,570,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,076,685	$4,942,098	$8,807,566
Net realized gain (loss)	30,806,903	9,752,955	8,291,786
Change in net unrealized appreciation (depreciation)	34,686,754	7,700,638	81,900,675
Net increase (decrease) in net assets resulting from operations	70,570,342	22,395,691	99,000,027
Distributions to shareholders from net investment income	(7,652,635)	(1,405,265)	(7,861,211)
Distributions to shareholders from net realized gain	(13,164,116)	–	–
Total distributions	(20,816,751)	(1,405,265)	(7,861,211)
Share transactions
Proceeds from sales of shares	112,045,236	56,911,888	166,579,819
Reinvestment of distributions	19,696,589	1,332,680	7,444,746
Cost of shares redeemed	(67,819,924)	(69,984,446)	(151,876,457)
Net increase (decrease) in net assets resulting from share transactions	63,921,901	(11,739,878)	22,148,108
Total increase (decrease) in net assets	113,675,492	9,250,548	113,286,924
Net Assets
Beginning of period	534,236,321	524,985,773	411,698,849
End of period	$647,911,813	$534,236,321	$524,985,773
Other Information
Undistributed net investment income end of period	$1,962,773	$4,538,723	$1,335,391
Shares
Sold	7,559,365	4,273,941	13,918,048
Issued in reinvestment of distributions	1,357,449	102,121	591,010
Redeemed	(4,620,653)	(5,222,228)	(12,563,272)
Net increase (decrease)	4,296,161	(846,166)	1,945,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A	2017B	2016 C	2015B	2014B	2013B
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.21	$10.90	$12.29	$11.30	$10.70	$9.68
Income from Investment Operations
Net investment income (loss)D	.13	.12	.22	.22	.20	.19	.21
Net realized and unrealized gain (loss)	1.67	.45	2.29	(1.17)	1.55	2.45	1.03
Total from investment operations	1.80	.57	2.51	(.95)	1.75	2.64	1.24
Distributions from net investment income	(.19)	(.04)	(.20)	(.19)	(.16)	(.27)	(.18)
Distributions from net realized gain	(.33)	–	–	(.25)	(.60)	(1.77)	(.05)
Total distributions	(.53)E	(.04)	(.20)	(.44)	(.76)	(2.04)	(.22)F
Net asset value, end of period	$15.01	$13.74	$13.21	$10.90	$12.29	$11.30	$10.70
Total ReturnG,H	13.20%	4.29%	23.09%	(7.94)%	16.04%	26.44%	13.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.40%K	.40%K	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40%K	.40%K	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40%K	.40%K	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.71%K	1.85%K	1.82%	1.86%	1.69%	1.67%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$647,912	$534,236	$524,986	$411,699	$381,883	$441,773	$208,675
Portfolio turnover rateL	90%K	88%K	82%	84%	101%	125%	85%

 A For the six month ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.53 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.332 per share.

 F Total distributions of $.22 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.049 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Progressive Corp.	1.0
Fidelity National Information Services, Inc.	1.0
Discover Financial Services	0.9
Marathon Petroleum Corp.	0.9
Prologis, Inc.	0.9
Western Digital Corp.	0.9
Synchrony Financial	0.9
Weyerhaeuser Co.	0.9
Cummins, Inc.	0.9
Freeport-McMoRan, Inc.	0.9
9.2

Top Market Sectors as of February 28, 2018

% of fund's net assets
Information Technology	18.6
Consumer Discretionary	16.7
Financials	14.2
Industrials	12.9
Health Care	9.8
Materials	7.5
Real Estate	6.6
Consumer Staples	4.9
Utilities	4.1
Energy	3.8

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 2.3%
Aptiv PLC	51,199	$4,676,005
BorgWarner, Inc.	165,221	8,109,047
Gentex Corp.	342,349	7,774,746
Lear Corp.	48,271	9,005,920
		29,565,718
Automobiles - 0.4%
Ford Motor Co.	440,370	4,672,326
Diversified Consumer Services - 0.6%
Graham Holdings Co.	568	329,497
H&R Block, Inc. (a)	286,446	7,255,677
		7,585,174
Hotels, Restaurants & Leisure - 2.8%
Darden Restaurants, Inc.	33,529	3,091,039
Extended Stay America, Inc. unit	7,585	151,928
Las Vegas Sands Corp.	71,144	5,179,995
Royal Caribbean Cruises Ltd.	83,453	10,565,150
U.S. Foods Holding Corp. (b)	242,715	8,104,254
Vail Resorts, Inc.	1,304	268,454
Wynn Resorts Ltd.	52,675	8,823,063
		36,183,883
Household Durables - 3.0%
D.R. Horton, Inc.	196,461	8,231,716
Garmin Ltd. (a)	45,133	2,673,679
NVR, Inc. (b)	2,679	7,616,852
PulteGroup, Inc.	258,646	7,260,193
Toll Brothers, Inc.	167,840	7,356,427
Whirlpool Corp.	29,332	4,764,397
		37,903,264
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	2,769	148,197
Series A (b)	281,879	8,137,847
		8,286,044
Leisure Products - 1.0%
Brunswick Corp.	27,990	1,601,028
Hasbro, Inc.	73,671	7,040,737
Polaris Industries, Inc. (a)	35,204	4,012,904
		12,654,669
Media - 1.0%
Liberty Broadband Corp. Class C (b)	5,376	472,443
Liberty Media Corp. Liberty SiriusXM Series A (b)	16,607	696,664
News Corp. Class A	57,171	922,168
Omnicom Group, Inc. (a)	18,088	1,378,848
Scripps Networks Interactive, Inc. Class A (a)	994	89,321
Tegna, Inc.	515,745	6,632,481
Viacom, Inc. Class B (non-vtg.)	63,957	2,132,326
		12,324,251
Multiline Retail - 1.7%
Dollar Tree, Inc. (b)	2,779	285,237
Kohl's Corp.	116,905	7,726,251
Macy's, Inc. (a)	256,812	7,552,841
Target Corp.	76,517	5,770,147
		21,334,476
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc.	169,486	3,633,780
Best Buy Co., Inc.	116,280	8,423,323
Foot Locker, Inc.	56,265	2,583,126
GameStop Corp. Class A (a)	314,094	4,928,135
Gap, Inc.	203,410	6,423,688
Ross Stores, Inc.	2,302	179,763
		26,171,815
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	48,894	5,704,952
Michael Kors Holdings Ltd. (b)	130,948	8,240,558
Ralph Lauren Corp.	15,197	1,608,450
VF Corp.	8,041	599,617
		16,153,577

TOTAL CONSUMER DISCRETIONARY		212,835,197

CONSUMER STAPLES - 4.9%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	13,862	1,611,458
Molson Coors Brewing Co. Class B	58,234	4,440,343
		6,051,801
Food Products - 3.9%
Campbell Soup Co. (a)	61,393	2,642,969
ConAgra Foods, Inc.	248,648	8,983,652
Flowers Foods, Inc.	39,888	827,277
Ingredion, Inc.	57,335	7,490,244
Kellogg Co. (a)	42,712	2,827,534
Pilgrim's Pride Corp. (a)(b)	11,276	284,155
The Hershey Co.	65,214	6,407,928
The J.M. Smucker Co.	64,074	8,092,546
TreeHouse Foods, Inc. (a)(b)	54,160	2,059,163
Tyson Foods, Inc. Class A	136,460	10,149,895
		49,765,363
Household Products - 0.1%
Clorox Co.	10,310	1,330,815
Spectrum Brands Holdings, Inc. (a)	1,891	186,661
		1,517,476
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	32,908	4,555,784

TOTAL CONSUMER STAPLES		61,890,424

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	240,112	5,801,106
CONSOL Energy, Inc. (b)	5,224	165,549
Continental Resources, Inc. (b)	15,290	726,428
Devon Energy Corp.	223,015	6,839,870
Marathon Oil Corp.	570,664	8,286,041
Marathon Petroleum Corp.	183,160	11,733,230
Murphy Oil Corp. (a)	158,192	4,010,167
Southwestern Energy Co. (b)	105,235	375,689
The Williams Companies, Inc.	149,706	4,155,839
Valero Energy Corp.	74,647	6,749,582
		48,843,501
FINANCIALS - 14.2%
Banks - 2.5%
BankUnited, Inc.	4,119	165,666
Citizens Financial Group, Inc.	42,763	1,859,763
Comerica, Inc.	76,365	7,424,205
Fifth Third Bancorp	256,159	8,466,055
M&T Bank Corp.	11,435	2,170,820
Regions Financial Corp.	562,142	10,911,176
SunTrust Banks, Inc.	6,442	449,909
		31,447,594
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	3,487	660,298
BGC Partners, Inc. Class A	443,026	5,856,804
CBOE Holdings, Inc.	8,585	961,606
FactSet Research Systems, Inc. (a)	8,834	1,794,892
Federated Investors, Inc. Class B (non-vtg.) (a)	211,945	6,905,168
Interactive Brokers Group, Inc.	23,664	1,642,282
Lazard Ltd. Class A	48,207	2,601,732
Morningstar, Inc.	41,138	3,844,346
MSCI, Inc.	24,220	3,427,614
Raymond James Financial, Inc.	23,052	2,137,151
S&P Global, Inc.	445	85,351
SEI Investments Co.	20,470	1,490,830
T. Rowe Price Group, Inc.	88,394	9,891,289
The NASDAQ OMX Group, Inc.	9,320	752,590
		42,051,953
Consumer Finance - 1.8%
Discover Financial Services	153,259	12,081,407
Synchrony Financial	310,672	11,305,354
		23,386,761
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (b)	40,159	695,152
Leucadia National Corp.	314,984	7,556,466
		8,251,618
Insurance - 3.8%
American International Group, Inc. warrants 1/19/21 (b)	574	9,988
CNA Financial Corp.	4,957	253,104
First American Financial Corp.	131,884	7,653,229
FNF Group	215,923	8,621,805
Loews Corp.	149,317	7,365,808
Old Republic International Corp. (a)	362,472	7,260,314
Progressive Corp.	223,625	12,876,326
Unum Group	89,077	4,539,364
		48,579,938
Mortgage Real Estate Investment Trusts - 2.1%
AGNC Investment Corp.	219,038	3,929,542
Annaly Capital Management, Inc.	832,199	8,346,956
Chimera Investment Corp.	328,867	5,511,811
MFA Financial, Inc.	844,327	6,011,608
New Residential Investment Corp.	18,628	300,470
Starwood Property Trust, Inc.	9,359	189,520
Two Harbors Investment Corp.	198,943	2,922,473
		27,212,380

TOTAL FINANCIALS		180,930,244

HEALTH CARE - 9.8%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (b)	7,466	897,115
Bioverativ, Inc. (b)	6,546	685,235
Neurocrine Biosciences, Inc. (b)	4,041	341,182
United Therapeutics Corp. (b)	63,441	7,349,640
Vertex Pharmaceuticals, Inc. (b)	12,284	2,039,513
		11,312,685
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	100,730	6,828,487
Edwards Lifesciences Corp. (b)	13,468	1,800,268
Hill-Rom Holdings, Inc.	25,799	2,158,344
Masimo Corp. (b)	43,912	3,843,617
Steris PLC	5,246	478,960
The Cooper Companies, Inc.	18,073	4,166,188
Varian Medical Systems, Inc. (b)	69,160	8,253,554
		27,529,418
Health Care Providers & Services - 5.0%
Anthem, Inc.	20,134	4,739,141
Cardinal Health, Inc.	138,469	9,583,439
Centene Corp. (b)	96,709	9,808,227
Express Scripts Holding Co. (b)	86,351	6,515,183
Humana, Inc.	25,480	6,925,974
Laboratory Corp. of America Holdings (b)	21,266	3,672,638
Patterson Companies, Inc. (a)	67,284	2,124,829
Quest Diagnostics, Inc.	91,701	9,449,788
Universal Health Services, Inc. Class B	28,767	3,285,191
Wellcare Health Plans, Inc. (b)	41,250	7,998,788
		64,103,198
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	150,194	10,301,806
Bio-Rad Laboratories, Inc. Class A (b)	5,334	1,440,393
Bruker Corp.	196,162	6,012,365
Charles River Laboratories International, Inc. (b)	30,780	3,281,456
QIAGEN NV (b)	38,145	1,285,487
		22,321,507
Pharmaceuticals - 0.0%
Zoetis, Inc. Class A	2,945	238,133

TOTAL HEALTH CARE		125,504,941

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.4%
Harris Corp.	16,198	2,529,318
Huntington Ingalls Industries, Inc.	17,627	4,618,450
L3 Technologies, Inc.	13,689	2,841,152
Orbital ATK, Inc.	687	90,725
Rockwell Collins, Inc.	19,390	2,670,391
Spirit AeroSystems Holdings, Inc. Class A	53,867	4,917,518
		17,667,554
Airlines - 1.0%
Alaska Air Group, Inc.	76,612	4,941,474
Copa Holdings SA Class A	54,325	7,386,570
		12,328,044
Building Products - 0.6%
Owens Corning	96,367	7,834,637
Commercial Services & Supplies - 1.7%
Cintas Corp.	732	124,923
KAR Auction Services, Inc.	153,783	8,316,585
LSC Communications, Inc.	99,452	1,448,021
Pitney Bowes, Inc.	209,414	2,596,734
Republic Services, Inc.	140,162	9,416,083
Waste Management, Inc.	1,922	165,907
		22,068,253
Electrical Equipment - 1.1%
Acuity Brands, Inc. (a)	37,398	5,332,207
AMETEK, Inc.	13,074	990,225
Fortive Corp.	1,929	148,147
Regal Beloit Corp.	59,254	4,284,064
Rockwell Automation, Inc.	20,795	3,759,736
		14,514,379
Machinery - 5.4%
AGCO Corp.	106,676	7,104,622
Allison Transmission Holdings, Inc.	186,712	7,399,397
Crane Co.	17,027	1,571,762
Cummins, Inc.	67,120	11,287,570
Donaldson Co., Inc.	51,403	2,439,586
Graco, Inc.	111,566	4,947,952
IDEX Corp.	200	27,360
Ingersoll-Rand PLC	117,744	10,455,667
Oshkosh Corp.	15,791	1,246,384
PACCAR, Inc.	152,779	10,937,449
Parker Hannifin Corp.	22,772	4,064,119
Stanley Black & Decker, Inc.	14,205	2,261,294
Terex Corp.	7,289	302,639
Timken Co.	24,434	1,070,209
Toro Co.	60,292	3,832,762
		68,948,772
Professional Services - 1.3%
Manpower, Inc.	64,839	7,680,828
Nielsen Holdings PLC	32,818	1,070,851
Robert Half International, Inc.	142,815	8,150,452
		16,902,131
Road & Rail - 0.2%
Kansas City Southern	24,432	2,517,473
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (b)	36,789	1,333,601
MSC Industrial Direct Co., Inc. Class A	7,475	653,913
		1,987,514

TOTAL INDUSTRIALS		164,768,757

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.3%
Arista Networks, Inc. (b)	26,195	7,065,839
Arris International PLC (b)	130,222	3,320,661
F5 Networks, Inc. (b)	57,911	8,600,942
Juniper Networks, Inc.	312,724	8,024,498
Motorola Solutions, Inc.	27,116	2,878,363
		29,890,303
Electronic Equipment & Components - 1.2%
CDW Corp.	54,073	3,943,544
Dolby Laboratories, Inc. Class A	26,980	1,741,559
Jabil, Inc.	54,191	1,468,034
National Instruments Corp.	11,943	603,838
Zebra Technologies Corp. Class A (b)	57,162	7,896,359
		15,653,334
IT Services - 4.1%
Alliance Data Systems Corp.	34,890	8,407,094
Amdocs Ltd.	123,731	8,140,262
Broadridge Financial Solutions, Inc.	27,007	2,710,963
CoreLogic, Inc. (b)	11,646	529,893
DXC Technology Co.	29,836	3,059,383
Fidelity National Information Services, Inc.	127,080	12,349,634
The Western Union Co.	384,087	7,612,604
Total System Services, Inc.	106,171	9,337,739
		52,147,572
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	117,609	6,773,102
Cypress Semiconductor Corp.	152,253	2,659,860
KLA-Tencor Corp.	90,083	10,207,305
Lam Research Corp.	57,543	11,040,200
Marvell Technology Group Ltd.	360,921	8,478,034
Maxim Integrated Products, Inc.	163,039	9,935,597
Micron Technology, Inc. (b)	145,193	7,086,870
ON Semiconductor Corp. (b)	79,596	1,903,936
Skyworks Solutions, Inc.	74,880	8,180,640
Teradyne, Inc.	142,012	6,447,345
Xilinx, Inc.	3,673	261,701
		72,974,590
Software - 3.1%
CA Technologies, Inc.	244,957	8,597,991
Cadence Design Systems, Inc. (b)	202,226	7,840,302
Citrix Systems, Inc. (b)	45,158	4,154,536
Intuit, Inc.	39,895	6,656,880
Red Hat, Inc. (b)	33,498	4,937,605
SS&C Technologies Holdings, Inc.	4,764	235,913
Synopsys, Inc. (b)	78,633	6,657,856
		39,081,083
Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	253,831	5,937,107
NetApp, Inc.	161,315	9,767,623
Western Digital Corp.	132,143	11,501,727
Xerox Corp.	36,305	1,100,768
		28,307,225

TOTAL INFORMATION TECHNOLOGY		238,054,107

MATERIALS - 7.5%
Chemicals - 2.4%
Cabot Corp.	65,170	3,921,931
Eastman Chemical Co.	93,508	9,451,789
Huntsman Corp.	236,051	7,617,366
The Scotts Miracle-Gro Co. Class A (a)	29,544	2,654,233
Westlake Chemical Corp.	67,786	7,338,512
		30,983,831
Containers & Packaging - 1.3%
Avery Dennison Corp.	11,275	1,332,141
Berry Global Group, Inc. (b)	73,699	4,009,226
Packaging Corp. of America	34,941	4,164,967
WestRock Co.	111,180	7,311,197
		16,817,531
Metals & Mining - 2.9%
Alcoa Corp. (b)	6,124	275,396
Freeport-McMoRan, Inc. (b)	603,078	11,217,251
Newmont Mining Corp.	267,735	10,227,477
Nucor Corp.	133,080	8,703,432
Reliance Steel & Aluminum Co.	64,819	5,844,729
		36,268,285
Paper & Forest Products - 0.9%
Domtar Corp.	155,923	6,979,113
Louisiana-Pacific Corp.	160,473	4,573,481
		11,552,594

TOTAL MATERIALS		95,622,241

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Apple Hospitality (REIT), Inc.	279,367	4,746,445
Brixmor Property Group, Inc.	344,485	5,353,297
Corrections Corp. of America	217,268	4,517,002
Equity Lifestyle Properties, Inc.	55,569	4,701,693
Gaming & Leisure Properties	228,008	7,583,546
General Growth Properties, Inc.	52,259	1,106,323
Hospitality Properties Trust (SBI)	107,358	2,731,188
Host Hotels & Resorts, Inc.	360,379	6,688,634
Lamar Advertising Co. Class A	46,522	3,092,317
Liberty Property Trust (SBI)	86,030	3,377,538
Park Hotels & Resorts, Inc.	243,515	6,328,955
Piedmont Office Realty Trust, Inc. Class A	41,227	740,437
Prologis, Inc.	192,608	11,687,453
Quality Care Properties, Inc. (b)	12,963	160,612
Senior Housing Properties Trust (SBI)	209,037	3,164,820
The Macerich Co.	2,540	149,708
Welltower, Inc.	32,260	1,693,650
Weyerhaeuser Co.	322,384	11,293,112
WP Carey, Inc.	6,802	407,576
		79,524,306
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	186,626	4,768,294

TOTAL REAL ESTATE		84,292,600

UTILITIES - 4.1%
Electric Utilities - 2.2%
Edison International	12,266	743,197
Entergy Corp.	54,120	4,103,378
FirstEnergy Corp. (a)	292,565	9,458,626
PG&E Corp.	85,035	3,494,088
PPL Corp.	291,822	8,360,700
Xcel Energy, Inc.	41,660	1,803,045
		27,963,034
Gas Utilities - 0.7%
National Fuel Gas Co. (a)	32,390	1,601,038
UGI Corp.	177,191	7,635,160
		9,236,198
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	16,443	425,216
The AES Corp.	276,527	3,005,848
		3,431,064
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	267,754	7,242,746
CMS Energy Corp.	7,150	303,518
MDU Resources Group, Inc.	171,923	4,519,856
		12,066,120

TOTAL UTILITIES		52,696,416

TOTAL COMMON STOCKS
(Cost $1,099,013,846)		1,265,438,428
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,195,632)	1,200,000	1,193,859
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.41% (d)	8,030,024	$8,031,630
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	65,767,516	65,774,092
TOTAL MONEY MARKET FUNDS
(Cost $73,805,723)		73,805,722
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $1,174,015,201)		1,340,438,009
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(63,765,739)
NET ASSETS - 100%		$1,276,672,270

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	59	March 2018	$11,000,550	$54,462	$54,462

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $596,929.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,371
Fidelity Securities Lending Cash Central Fund	22,695
Total	$86,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$212,835,197	$212,835,197	$--	$--
Consumer Staples	61,890,424	61,890,424	--	--
Energy	48,843,501	48,843,501	--	--
Financials	180,930,244	180,930,244	--	--
Health Care	125,504,941	125,504,941	--	--
Industrials	164,768,757	164,768,757	--	--
Information Technology	238,054,107	238,054,107	--	--
Materials	95,622,241	95,622,241	--	--
Real Estate	84,292,600	84,292,600	--	--
Utilities	52,696,416	52,696,416	--	--
U.S. Government and Government Agency Obligations	1,193,859	--	1,193,859	--
Money Market Funds	73,805,722	73,805,722	--	--
Total Investments in Securities:	$1,340,438,009	$1,339,244,150	$1,193,859	$--
Derivative Instruments:
Assets
Futures Contracts	$54,462	$54,462	$--	$--
Total Assets	$54,462	$54,462	$--	$--
Total Derivative Instruments:	$54,462	$54,462	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$54,462	$0
Total Equity Risk	54,462	0
Total Value of Derivatives	$54,462	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,899,914) — See accompanying schedule: Unaffiliated issuers (cost $1,100,209,478)	$1,266,632,286
Fidelity Central Funds (cost $73,805,723)	73,805,723
Total Investment in Securities (cost $1,174,015,201)		$1,340,438,009
Cash		158,655
Receivable for investments sold		13,293,560
Receivable for fund shares sold		880,701
Dividends receivable		1,901,614
Distributions receivable from Fidelity Central Funds		15,078
Total assets		1,356,687,617
Liabilities
Payable for investments purchased	$12,453,281
Payable for fund shares redeemed	967,573
Accrued management fee	628,760
Payable for daily variation margin on futures contracts	137,017
Other payables and accrued expenses	52,939
Collateral on securities loaned	65,775,777
Total liabilities		80,015,347
Net Assets		$1,276,672,270
Net Assets consist of:
Paid in capital		$1,070,353,922
Undistributed net investment income		2,058,046
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		37,783,032
Net unrealized appreciation (depreciation) on investments		166,477,270
Net Assets, for 81,986,700 shares outstanding		$1,276,672,270
Net Asset Value, offering price and redemption price per share ($1,276,672,270 ÷ 81,986,700 shares)		$15.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$12,986,426
Interest		7,007
Income from Fidelity Central Funds (including $22,695 from security lending)		86,066
Total income		13,079,499
Expenses
Management fee	$3,694,131
Independent trustees' fees and expenses	12,800
Miscellaneous	59,316
Total expenses before reductions	3,766,247
Expense reductions	(993)	3,765,254
Net investment income (loss)		9,314,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,338,773
Fidelity Central Funds	5,359
Foreign currency transactions	(246)
Futures contracts	984,190
Total net realized gain (loss)		51,328,076
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	63,611,081
Fidelity Central Funds	(7,044)
Assets and liabilities in foreign currencies	156
Futures contracts	(58,485)
Total change in net unrealized appreciation (depreciation)		63,545,708
Net gain (loss)		114,873,784
Net increase (decrease) in net assets resulting from operations		$124,188,029

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,314,245	$9,568,754	$14,927,630
Net realized gain (loss)	51,328,076	49,899,267	23,850,804
Change in net unrealized appreciation (depreciation)	63,545,708	(39,529,211)	174,682,897
Net increase (decrease) in net assets resulting from operations	124,188,029	19,938,810	213,461,331
Distributions to shareholders from net investment income	(16,317,390)	(1,441,547)	(13,411,857)
Distributions to shareholders from net realized gain	(56,685,523)	(5,846,277)	–
Total distributions	(73,002,913)	(7,287,824)	(13,411,857)
Share transactions
Proceeds from sales of shares	126,700,748	127,094,477	426,253,089
Reinvestment of distributions	68,383,542	6,841,106	12,561,998
Cost of shares redeemed	(153,458,048)	(138,749,134)	(268,090,456)
Net increase (decrease) in net assets resulting from share transactions	41,626,242	(4,813,551)	170,724,631
Redemption fees	–	–	7,663
Total increase (decrease) in net assets	92,811,358	7,837,435	370,781,768
Net Assets
Beginning of period	1,183,860,912	1,176,023,477	805,241,709
End of period	$1,276,672,270	$1,183,860,912	$1,176,023,477
Other Information
Undistributed net investment income end of period	$2,058,046	$9,061,191	$1,439,172
Shares
Sold	8,037,088	8,574,869	31,499,548
Issued in reinvestment of distributions	4,408,997	471,151	869,944
Redeemed	(9,764,609)	(9,371,828)	(19,978,229)
Net increase (decrease)	2,681,476	(325,808)	12,391,263

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A	2017B	2016 C	2015B	2014B	2013B
Selected Per–Share Data
Net asset value, beginning of period	$14.93	$14.77	$11.98	$14.16	$13.60	$10.97	$9.79
Income from Investment Operations
Net investment income (loss)D	.12	.12	.21	.18	.15	.15	.18
Net realized and unrealized gain (loss)	1.46	.13	2.76	(1.70)	1.73	3.17	1.30
Total from investment operations	1.58	.25	2.97	(1.52)	1.88	3.32	1.48
Distributions from net investment income	(.21)	(.02)	(.18)	(.14)	(.10)	(.12)	(.17)
Distributions from net realized gain	(.73)	(.07)	–	(.51)	(1.22)	(.57)	(.13)
Total distributions	(.94)	(.09)	(.18)	(.66)E	(1.32)	(.69)	(.30)
Redemption fees added to paid in capitalD,F	–	–	–	–	–	–	–
Net asset value, end of period	$15.57	$14.93	$14.77	$11.98	$14.16	$13.60	$10.97
Total ReturnG,H	10.63%	1.72%	24.85%	(11.02)%	15.22%	30.97%	15.57%
Ratios to Average Net AssetsI,J
Expenses before reductions	.60%K	.59%K	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%K	.59%K	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60%K	.59%K	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.48%K	1.62%K	1.53%	1.34%	1.08%	1.24%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,276,672	$1,183,861	$1,176,023	$805,242	$608,475	$271,674	$128,130
Portfolio turnover rateL	103%K	94%K	87%	88%	89%	128%	99%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of February 28, 2018
Japan	25.4%
United Kingdom	15.9%
France	10.1%
Germany	8.5%
Australia	7.1%
Netherlands	6.7%
Switzerland	6.6%
Spain	3.4%
Sweden	2.5%
Other*	13.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

Asset Allocation as of February 28, 2018

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Top Ten Stocks as of February 28, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.4
Allianz SE (Germany, Insurance)	1.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
Bayer AG (Germany, Pharmaceuticals)	1.1
BASF AG (Germany, Chemicals)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
BNP Paribas SA (France, Banks)	1.1
13.5

Top Market Sectors as of February 28, 2018

% of fund's net assets
Financials	19.3
Consumer Discretionary	13.6
Industrials	12.8
Health Care	10.4
Materials	10.0
Consumer Staples	9.6
Information Technology	7.8
Energy	5.9
Telecommunication Services	5.3
Real Estate	2.2

Fidelity® International Enhanced Index Fund

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 7.1%
Aristocrat Leisure Ltd.	267,699	$5,089,038
Australia & New Zealand Banking Group Ltd.	243,000	5,430,591
BHP Billiton Ltd.	474,428	11,140,634
Cimic Group Ltd.	52,398	1,890,001
Coca-Cola Amatil Ltd.	584,578	3,953,651
Commonwealth Bank of Australia	150,665	8,867,752
Fortescue Metals Group Ltd.	1,508,820	5,802,911
Insurance Australia Group Ltd.	24,888	157,267
Macquarie Group Ltd.	60,771	4,841,860
National Australia Bank Ltd.	374,402	8,703,043
Qantas Airways Ltd.	688,768	3,135,224
Rio Tinto Ltd.	120,839	7,491,775
South32 Ltd.	1,966,098	4,964,666
Stockland Corp. Ltd. unit	121,255	379,005
Vicinity Centers unit	31,334	60,093
Wesfarmers Ltd.	251,033	8,028,503
Westpac Banking Corp.	15,511	367,585
Woolworths Group Ltd.	43,626	932,275

TOTAL AUSTRALIA		81,235,874

Austria - 0.4%
Erste Group Bank AG	5,076	258,097
OMV AG	71,579	4,069,857
Raiffeisen International Bank-Holding AG (a)	4,321	167,413

TOTAL AUSTRIA		4,495,367

Bailiwick of Jersey - 0.2%
Glencore Xstrata PLC	330,086	1,735,809
WPP PLC	11,812	226,201

TOTAL BAILIWICK OF JERSEY		1,962,010

Belgium - 0.9%
Ageas	66,011	3,456,358
Anheuser-Busch InBev SA NV	3,771	400,323
Solvay SA Class A	4,535	621,508
UCB SA	72,486	5,987,800

TOTAL BELGIUM		10,465,989

Bermuda - 0.2%
Hongkong Land Holdings Ltd.	117,774	808,666
Kerry Properties Ltd.	360,000	1,627,292

TOTAL BERMUDA		2,435,958

Cayman Islands - 1.9%
Cheung Kong Property Holdings Ltd.	374,500	3,217,813
CK Hutchison Holdings Ltd.	620,000	7,748,905
Melco Crown Entertainment Ltd. sponsored ADR	127,251	3,493,040
Sands China Ltd.	760,800	4,244,032
WH Group Ltd. (b)	2,048,500	2,522,943

TOTAL CAYMAN ISLANDS		21,226,733

Denmark - 2.1%
Carlsberg A/S Series B	14,768	1,805,598
Danske Bank A/S	191,666	7,692,609
H Lundbeck A/S	43,978	2,302,946
Novo Nordisk A/S Series B	235,755	12,195,833
William Demant Holding A/S (a)	2,046	73,121

TOTAL DENMARK		24,070,107

Finland - 1.0%
Stora Enso Oyj (R Shares)	282,975	4,997,435
UPM-Kymmene Corp.	189,234	6,474,419

TOTAL FINLAND		11,471,854

France - 10.1%
Arkema SA	25,727	3,357,338
Atos Origin SA	8,125	1,068,833
BNP Paribas SA	153,838	12,164,051
Bouygues SA	69,703	3,526,138
Casino Guichard Perrachon SA	99,891	5,411,103
CNP Assurances	15,128	366,605
Compagnie de St. Gobain	136,727	7,738,588
Credit Agricole SA	413,823	7,090,944
Dassault Aviation SA	58	100,535
Eiffage SA	6,120	662,500
ENGIE	398,467	6,214,635
Eurazeo SA	3,519	335,856
Faurecia SA	11,709	979,002
Kering SA	1,979	928,684
LVMH Moet Hennessy - Louis Vuitton SA	2,333	697,793
Orange SA	433,044	7,326,301
Peugeot Citroen SA	298,878	6,743,848
Renault SA	66,850	7,251,209
Sanofi SA	148,265	11,705,504
Societe Generale Series A	148,458	8,435,332
Total SA	275,226	15,654,516
Ubisoft Entertainment SA (a)	38,126	3,135,334
Unibail-Rodamco	17,403	4,049,222

TOTAL FRANCE		114,943,871

Germany - 8.5%
Allianz SE	57,207	13,288,689
BASF AG	117,599	12,285,516
Bayer AG	107,875	12,588,600
Continental AG	6,379	1,743,034
Covestro AG (b)	61,829	6,974,954
Daimler AG (Germany)	9,154	781,629
Deutsche Borse AG	6,822	907,133
Deutsche Lufthansa AG	179,024	5,977,623
Deutsche Telekom AG	400,016	6,426,933
Evonik Industries AG	7,237	266,467
Fresenius SE & Co. KGaA	26,440	2,148,322
Hochtief AG	3,594	603,700
Hugo Boss AG	10,066	895,971
Infineon Technologies AG	115,745	3,132,383
Linde AG (a)	4,601	1,020,957
Metro AG	305,179	3,998,456
Metro Wholesale & Food Specialist AG	85,904	1,675,408
Muenchener Rueckversicherungs AG	35,615	7,963,874
ProSiebenSat.1 Media AG	138,810	5,489,870
SAP SE	19,058	1,988,882
Siemens AG	33,518	4,392,227
Telefonica Deutschland Holding AG	46,587	214,418
TUI AG (GB)	92,299	1,950,853

TOTAL GERMANY		96,715,899

Hong Kong - 1.9%
AIA Group Ltd.	199,000	1,651,420
Galaxy Entertainment Group Ltd.	672,000	5,829,990
Henderson Land Development Co. Ltd.	220,760	1,426,283
Hong Kong Exchanges and Clearing Ltd.	9,300	333,145
Sun Hung Kai Properties Ltd.	436,000	7,232,797
Wharf Holdings Ltd.	595,000	2,210,610
Wheelock and Co. Ltd.	360,000	2,609,591

TOTAL HONG KONG		21,293,836

Isle of Man - 0.4%
Genting Singapore PLC	5,702,900	4,954,643
Italy - 1.3%
Assicurazioni Generali SpA	4,840	90,543
Eni SpA	522,345	8,673,472
Mediobanca SpA	94,856	1,131,891
Poste Italiane SpA (b)	286,500	2,459,843
Terna SpA	352,032	1,951,263

TOTAL ITALY		14,307,012

Japan - 25.4%
Aisin Seiki Co. Ltd.	94,900	5,522,894
Alfresa Holdings Corp.	11,400	254,822
Asahi Glass Co. Ltd.	135,800	5,608,595
Astellas Pharma, Inc.	549,400	8,071,210
Bridgestone Corp.	62,100	2,756,594
Brother Industries Ltd.	141,100	3,509,079
Canon, Inc.	231,200	8,810,759
Central Japan Railway Co.	35,500	6,593,694
Daicel Chemical Industries Ltd.	118,000	1,344,418
Daiwa Securities Group, Inc.	92,000	611,600
DENSO Corp.	50,700	2,959,249
Electric Power Development Co. Ltd.	47,700	1,209,495
Fast Retailing Co. Ltd.	6,500	2,562,760
Fujifilm Holdings Corp.	163,400	6,809,243
Fujitsu Ltd.	1,054,000	6,289,850
Hitachi Construction Machinery Co. Ltd.	25,400	1,076,067
Hitachi High-Technologies Corp.	28,700	1,392,772
Hitachi Ltd.	1,087,000	8,220,008
Honda Motor Co. Ltd.	284,700	10,295,401
Hoya Corp.	93,100	4,894,750
Itochu Corp.	233,700	4,492,312
Japan Post Bank Co. Ltd.	139,000	1,895,392
Japan Post Holdings Co. Ltd.	513,300	6,185,194
JTEKT Corp.	154,300	2,372,464
JX Holdings, Inc.	607,600	3,644,595
Kajima Corp.	548,000	5,217,472
Kansai Electric Power Co., Inc.	138,200	1,678,614
Kao Corp.	26,700	1,948,963
KDDI Corp.	116,500	2,860,924
Kirin Holdings Co. Ltd.	280,900	7,249,094
Komatsu Ltd.	29,600	1,073,300
Kurita Water Industries Ltd.	1,200	36,679
Kyocera Corp.	81,300	4,795,006
Marubeni Corp.	867,700	6,611,244
Mazda Motor Corp.	229,600	3,181,445
Miraca Holdings, Inc.	29,200	1,084,896
Mitsubishi Chemical Holdings Corp.	603,600	6,089,654
Mitsubishi Corp.	315,300	8,833,195
Mitsubishi Gas Chemical Co., Inc.	27,700	685,110
Mitsubishi UFJ Financial Group, Inc.	145,300	1,023,442
Mitsui & Co. Ltd.	433,600	7,858,537
Mitsui Chemicals, Inc.	35,600	1,080,257
mixi, Inc.	3,200	129,077
Mizuho Financial Group, Inc.	1,541,000	2,845,546
MS&AD Insurance Group Holdings, Inc.	35,000	1,080,076
Nexon Co. Ltd. (a)	164,800	5,938,146
Nintendo Co. Ltd.	1,500	683,790
Nippon Electric Glass Co. Ltd.	101,800	3,075,024
Nippon Telegraph & Telephone Corp.	161,000	7,477,904
Nitto Denko Corp.	24,100	1,978,629
Nomura Holdings, Inc.	902,700	5,495,073
NTT DOCOMO, Inc.	257,500	6,587,449
Obayashi Corp.	234,900	2,650,794
Oji Holdings Corp.	38,000	247,638
Olympus Corp.	1,900	75,989
OMRON Corp.	31,900	1,877,392
ORIX Corp.	351,600	6,224,937
Panasonic Corp.	100,100	1,558,151
Pola Orbis Holdings, Inc.	81,000	3,395,855
Sega Sammy Holdings, Inc.	81,100	1,176,517
Seven & i Holdings Co. Ltd.	91,800	3,831,895
Shimamura Co. Ltd.	1,600	190,234
Shionogi & Co. Ltd.	63,400	3,300,180
Shiseido Co. Ltd.	29,900	1,793,139
Sony Corp.	162,500	8,188,401
Sumitomo Chemical Co. Ltd.	691,000	4,260,481
Sumitomo Corp.	363,500	6,376,502
Sumitomo Mitsui Financial Group, Inc.	35,200	1,521,402
Suntory Beverage & Food Ltd.	12,600	584,647
Suzuki Motor Corp.	126,400	7,210,601
Taisei Corp.	127,900	6,482,333
Tokyo Electric Power Co., Inc. (a)	273,600	1,046,686
Tokyo Electron Ltd.	39,900	7,796,574
Toshiba Corp. (a)	1,177,000	3,491,523
Tosoh Corp.	37,700	779,369
Toyota Motor Corp.	125,800	8,476,796
Yakult Honsha Co. Ltd.	4,800	343,492
Yamaha Motor Co. Ltd.	33,100	1,046,738

TOTAL JAPAN		287,910,029

Mauritius - 0.0%
Golden Agri-Resources Ltd.	249,600	67,572
Netherlands - 6.7%
ABN AMRO Group NV GDR	34,940	1,087,111
AEGON NV	688,848	4,782,364
ASML Holding NV (Netherlands)	408	79,570
EXOR NV	85,088	6,174,309
Ferrari NV	33,507	4,152,241
Fiat Chrysler Automobiles NV	340,650	7,190,463
Heineken Holding NV	24,167	2,403,923
ING Groep NV (Certificaten Van Aandelen)	600,913	10,544,813
Koninklijke Ahold Delhaize NV	355,936	7,991,485
Koninklijke DSM NV	6,188	639,092
Koninklijke KPN NV	114,670	358,836
Koninklijke Philips Electronics NV	214,370	8,169,838
NN Group NV	79,820	3,558,449
NXP Semiconductors NV (a)	16,757	2,088,928
RELX NV	18,165	372,614
STMicroelectronics NV (France)	291,070	6,619,600
Unilever NV (Certificaten Van Aandelen) (Bearer)	179,218	9,379,580

TOTAL NETHERLANDS		75,593,216

Norway - 0.6%
Statoil ASA	76,513	1,741,552
Telenor ASA	207,702	4,661,138

TOTAL NORWAY		6,402,690

Singapore - 1.1%
ComfortDelgro Corp. Ltd.	921,000	1,404,329
DBS Group Holdings Ltd.	38,900	835,992
Oversea-Chinese Banking Corp. Ltd.	702,600	6,875,401
Yangzijiang Shipbuilding Holdings Ltd.	2,880,000	3,250,049

TOTAL SINGAPORE		12,365,771

Spain - 3.4%
Abertis Infraestructuras SA	5,727	136,664
ACS Actividades de Construccion y Servicios SA	9,541	327,054
Aena Sme SA	725	147,242
Amadeus IT Holding SA Class A	108,959	7,999,315
Banco Bilbao Vizcaya Argentaria SA	1,043,919	8,685,044
Banco de Sabadell SA	752,833	1,572,710
Banco Santander SA (Spain)	868,316	5,951,934
International Consolidated Airlines Group SA	226,730	1,907,945
Repsol SA	156,119	2,773,837
Telefonica SA	909,985	8,832,242

TOTAL SPAIN		38,333,987

Sweden - 2.5%
Atlas Copco AB:
(A Shares)	138,190	5,878,218
(B Shares)	64,015	2,420,165
Electrolux AB (B Shares)	23,557	773,376
Hexagon AB (B Shares)	10,586	618,885
Industrivarden AB (C Shares)	66,336	1,582,465
Lundbergfoeretagen AB	5,876	438,429
Sandvik AB	388,851	7,198,599
Swedish Match Co. AB	7,601	322,870
Tele2 AB (B Shares)	93,415	1,104,869
Volvo AB (B Shares)	412,600	7,757,673

TOTAL SWEDEN		28,095,549

Switzerland - 6.6%
Adecco SA (Reg.)	30,214	2,427,132
Coca-Cola HBC AG	14,959	489,042
Compagnie Financiere Richemont SA Series A	11,700	1,025,979
Lafargeholcim Ltd. (Reg.)	20,078	1,170,356
Nestle SA (Reg. S)	293,678	23,333,028
Novartis AG	230,905	19,262,520
Partners Group Holding AG	515	373,262
Roche Holding AG (participation certificate)	76,133	17,585,200
Schindler Holding AG (participation certificate)	1,136	265,430
Sika AG	17	139,406
Swiss Re Ltd.	61,195	6,226,263
UBS Group AG	162,508	3,079,507

TOTAL SWITZERLAND		75,377,125

United Kingdom - 15.9%
3i Group PLC	328,794	4,229,286
Anglo American PLC (United Kingdom)	325,288	7,878,027
AstraZeneca PLC (United Kingdom)	8,922	583,965
Aviva PLC	1,107,944	7,675,043
BAE Systems PLC	188,535	1,496,394
Barclays PLC	3,194,555	9,295,001
Barratt Developments PLC	346,739	2,562,536
Berkeley Group Holdings PLC	73,720	3,901,403
BHP Billiton PLC	423,811	8,603,781
BP PLC	635,314	4,129,390
British American Tobacco PLC (United Kingdom)	78,313	4,622,229
BT Group PLC	646,065	2,132,136
Burberry Group PLC	148,630	3,118,976
Capita Group PLC	123,766	298,640
Centrica PLC	1,802,026	3,535,517
Diageo PLC	23,260	789,225
G4S PLC (United Kingdom)	99,134	356,485
GlaxoSmithKline PLC	143,334	2,570,515
GlaxoSmithKline PLC sponsored ADR	133,509	4,847,712
Hammerson PLC	98,583	604,243
HSBC Holdings PLC:
(United Kingdom)	453,127	4,456,178
sponsored ADR (c)	95,849	4,756,986
Imperial Tobacco Group PLC	88,209	3,166,998
J Sainsbury PLC	941,775	3,347,776
Legal & General Group PLC	1,298,359	4,677,257
Marks & Spencer Group PLC	1,482,716	6,004,438
Next PLC	23,264	1,551,473
Pearson PLC	447,781	4,509,416
Persimmon PLC	148,694	5,315,593
Rio Tinto PLC	168,572	9,036,263
Royal Bank of Scotland Group PLC (a)	60,710	222,513
Royal Dutch Shell PLC:
Class A (United Kingdom)	413,115	13,046,642
Class B (United Kingdom)	356,397	11,304,634
Royal Mail PLC	789,692	6,082,691
RSA Insurance Group PLC	65,287	566,208
Schroders PLC	3,543	167,067
SKY PLC	15,637	288,704
Smith & Nephew PLC	33,925	592,292
Tate & Lyle PLC	399,903	3,071,291
Taylor Wimpey PLC	1,997,178	5,089,447
Unilever PLC	139,438	7,169,648
Vodafone Group PLC	3,970,934	11,101,118
William Hill PLC	325,530	1,463,810
WM Morrison Supermarkets PLC	271,765	843,064

TOTAL UNITED KINGDOM		181,062,011

TOTAL COMMON STOCKS
(Cost $1,047,671,523)		1,114,787,103
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.51% 6/21/18(d)
(Cost $2,589,287)	2,600,000	2,586,694
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.41% (e)	12,729,730	12,732,275
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	4,841,683	4,842,168
TOTAL MONEY MARKET FUNDS
(Cost $17,574,443)		17,574,443
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,067,835,253)		1,134,948,240
NET OTHER ASSETS (LIABILITIES) - 0.0%		554,013
NET ASSETS - 100%		$1,135,502,253

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	188	March 2018	$19,143,100	$68,237	$68,237

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,957,740 or 1.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $801,875.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,540
Fidelity Securities Lending Cash Central Fund	5,768
Total	$202,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$157,370,929	$3,493,040	$153,877,889	$--
Consumer Staples	110,874,620	--	110,874,620	--
Energy	65,038,495	--	65,038,495	--
Financials	220,858,155	4,756,986	216,101,169	--
Health Care	118,296,015	4,847,712	113,448,303	--
Industrials	146,277,476	--	146,277,476	--
Information Technology	86,058,450	2,088,928	83,969,522	--
Materials	111,066,870	--	111,066,870	--
Real Estate	24,225,615	--	24,225,615	--
Telecommunication Services	59,084,268	--	59,084,268	--
Utilities	15,636,210	--	15,636,210	--
Government Obligations	2,586,694	--	2,586,694	--
Money Market Funds	17,574,443	17,574,443	--	--
Total Investments in Securities:	$1,134,948,240	$32,761,109	$1,102,187,131	$--
Derivative Instruments:
Assets
Futures Contracts	$68,237	$68,237	$--	$--
Total Assets	$68,237	$68,237	$--	$--
Total Derivative Instruments:	$68,237	$68,237	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$295,110,087
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$68,237	$0
Total Equity Risk	68,237	0
Total Value of Derivatives	$68,237	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,688,844) — See accompanying schedule: Unaffiliated issuers (cost $1,050,260,810)	$1,117,373,797
Fidelity Central Funds (cost $17,574,443)	17,574,443
Total Investment in Securities (cost $1,067,835,253)		$1,134,948,240
Foreign currency held at value (cost $114,169)		114,185
Receivable for investments sold		7,079,654
Receivable for fund shares sold		3,583,652
Dividends receivable		2,710,731
Distributions receivable from Fidelity Central Funds		32,257
Total assets		1,148,468,719
Liabilities
Payable for investments purchased	$6,539,480
Payable for fund shares redeemed	806,860
Accrued management fee	559,786
Payable for daily variation margin on futures contracts	187,788
Other payables and accrued expenses	30,657
Collateral on securities loaned	4,841,895
Total liabilities		12,966,466
Net Assets		$1,135,502,253
Net Assets consist of:
Paid in capital		$1,063,951,188
Undistributed net investment income		1,009,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,324,540
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,216,800
Net Assets, for 112,028,458 shares outstanding		$1,135,502,253
Net Asset Value, offering price and redemption price per share ($1,135,502,253 ÷ 112,028,458 shares)		$10.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$7,992,039
Interest		8,234
Income from Fidelity Central Funds (including $5,768 from security lending)		202,308
Income before foreign taxes withheld		8,202,581
Less foreign taxes withheld		(554,249)
Total income		7,648,332
Expenses
Management fee	$2,608,657
Independent trustees' fees and expenses	7,928
Miscellaneous	34,015
Total expenses before reductions	2,650,600
Expense reductions	(50)	2,650,550
Net investment income (loss)		4,997,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,408,668
Fidelity Central Funds	(349)
Foreign currency transactions	63,046
Futures contracts	(150,762)
Total net realized gain (loss)		12,320,603
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,567,271
Fidelity Central Funds	(42)
Assets and liabilities in foreign currencies	5,238
Futures contracts	(171,069)
Total change in net unrealized appreciation (depreciation)		16,401,398
Net gain (loss)		28,722,001
Net increase (decrease) in net assets resulting from operations		$33,719,783

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,997,782	$7,927,209	$4,621,784
Net realized gain (loss)	12,320,603	8,731,504	(4,295,521)
Change in net unrealized appreciation (depreciation)	16,401,398	35,923,235	28,813,632
Net increase (decrease) in net assets resulting from operations	33,719,783	52,581,948	29,139,895
Distributions to shareholders from net investment income	(11,637,255)	–	(4,288,268)
Distributions to shareholders from net realized gain	(3,694,366)	–	(392,264)
Total distributions	(15,331,621)	–	(4,680,532)
Share transactions
Proceeds from sales of shares	669,707,875	290,120,502	151,532,441
Reinvestment of distributions	14,714,614	–	4,408,489
Cost of shares redeemed	(143,713,825)	(37,899,931)	(61,528,135)
Net increase (decrease) in net assets resulting from share transactions	540,708,664	252,220,571	94,412,795
Redemption fees	19,770	7,280	5,161
Total increase (decrease) in net assets	559,116,596	304,809,799	118,877,319
Net Assets
Beginning of period	576,385,657	271,575,858	152,698,539
End of period	$1,135,502,253	$576,385,657	$271,575,858
Other Information
Undistributed net investment income end of period	$1,009,725	$7,649,198	$1,283
Shares
Sold	65,468,857	31,303,660	18,467,381
Issued in reinvestment of distributions	1,478,856	–	542,369
Redeemed	(14,141,472)	(4,088,208)	(7,586,650)
Net increase (decrease)	52,806,241	27,215,452	11,423,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A	2017B	2016 C	2015B	2014B	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.73	$8.48	$7.42	$8.77	$8.85	$7.45	$6.95
Income from Investment Operations
Net investment income (loss)D	.06	.18	.20	.19	.20	.28E	.21
Net realized and unrealized gain (loss)	.52	1.07	1.08	(1.38)	(.10)	1.29	.52
Total from investment operations	.58	1.25	1.28	(1.19)	.10	1.57	.73
Distributions from net investment income	(.13)	–	(.20)	(.16)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.04)	–	(.02)	–F	(.02)	(.01)	(.02)
Total distributions	(.17)	–	(.22)	(.16)	(.18)	(.17)G	(.23)
Redemption fees added to paid in capitalD,F	–	–	–	–	–	–	–
Net asset value, end of period	$10.14	$9.73	$8.48	$7.42	$8.77	$8.85	$7.45
Total ReturnH,I	5.95%	14.74%	17.31%	(13.71)%	1.25%	21.21%	10.64%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.60%L	.59%L	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.60%L	.59%L	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.60%L	.59%L	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	1.13%L	3.86%L	2.53%	2.27%	2.31%	3.40%E	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,135,502	$576,386	$271,576	$152,699	$105,360	$44,828	$30,412
Portfolio turnover rateM	61%L	70%L	75%	77%	75%	63%	56%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 F Amount represents less than $.005 per share.

 G Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, partnerships, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$806,970,860	$286,038,632	$(16,739,665)	$269,298,967
Fidelity Large Cap Value Enhanced Index Fund	3,161,197,906	529,471,995	(104,420,943)	425,051,052
Fidelity Large Cap Core Enhanced Index Fund	509,581,423	156,475,914	(11,890,222)	144,585,692
Fidelity Mid Cap Enhanced Index Fund	1,177,073,533	205,686,781	(42,322,305)	163,364,476
Fidelity International Enhanced Index Fund	1,070,175,483	97,076,951	(32,304,194)	64,772,757

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	Total with expiration
Fidelity International Enhanced Index Fund	(545,048)	(545,048)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Enhanced Index Fund	(1,268,901)	(1,277,798)	(2,546,699)	(3,091,746)

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 1.00%, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	788,874	107,959
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	3,142,838	304,152
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	1,484,502	25,248
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	984,190	(58,485)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	(150,762)	(171,069)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	504,666,417	504,230,573
Fidelity Large Cap Value Enhanced Index Fund	1,658,955,568	1,492,074,603
Fidelity Large Cap Core Enhanced Index Fund	305,567,384	261,652,686
Fidelity Mid Cap Enhanced Index Fund	642,536,066	662,752,667
Fidelity International Enhanced Index Fund	794,986,534	262,319,311

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$1,370
Fidelity Large Cap Value Enhanced Index Fund	4,489
Fidelity Large Cap Core Enhanced Index Fund	794
Fidelity Mid Cap Enhanced Index Fund	1,752
Fidelity International Enhanced Index Fund	918

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$277
Fidelity Large Cap Value Enhanced Index Fund	1,270
Fidelity Large Cap Core Enhanced Index Fund	487
Fidelity Mid Cap Enhanced Index Fund	993
Fidelity International Enhanced Index Fund	50

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Fidelity Large Cap Growth Enhanced Index Fund	.40%
Actual		$1,000.00	$1,154.00	$2.14
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Large Cap Value Enhanced Index Fund	.40%
Actual		$1,000.00	$1,095.30	$2.08
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Large Cap Core Enhanced Index Fund	.40%
Actual		$1,000.00	$1,132.00	$2.11
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$1,000.00	$1,106.30	$3.13
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Fidelity International Enhanced Index Fund	.60%
Actual		$1,000.00	$1,059.50	$3.06
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreement (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that the management contract currently in place for each fund was effective on April 1, 2017 after being approved by shareholders. The Board noted that this management contract implemented a new all-inclusive management fee structure whereby FMRC pays all other expenses of each fund with limited exceptions (New Fee Structure).

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) compared to peer groups, as applicable, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including transfer agent fees, pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses, and that non-management expenses may exceed the fund's management fee and result in a negative net management fee.

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board considered that, effective April 1, 2017, under the New Fee Structure, the management fee rate for Fidelity International Enhanced Index Fund had increased from 0.47% to 0.59%, the management fee rate for each of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund had increased from 0.30% to 0.39%, and the management fee rate for Fidelity Mid Cap Enhanced Index Fund had increased from 0.45% to 0.59%, and noted that the management fee for each fund continues to be below median. The Board also noted that as a result of the New Fee Structure, total expenses incurred by shareholders decreased.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board noted that, under the all-inclusive arrangement, FMRC pays all other expenses of each fund with limited exceptions. The Board considered the other expenses paid by FMRC, such astransfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	5,014,365,315.80	94.427
Withheld	295,993,797.41	5.573
TOTAL	5,310,359,113.21	100.000
Dennis J. Dirks
Affirmative	5,052,634,760.68	95.147
Withheld	257,724,352.53	4.853
TOTAL	5,310,359,113.21	100.000
Donald F. Donahue
Affirmative	5,064,743,894.68	95.375
Withheld	245,615,218.53	4.625
TOTAL	5,310,359,113.21	100.000
Alan J. Lacy
Affirmative	5,056,278,999.15	95.216
Withheld	254,080,114.06	4.784
TOTAL	5,310,359,113.21	100.00
Ned C. Lautenbach
Affirmative	5,025,209,677.81	94.631
Withheld	285,149,435.40	5.369
TOTAL	5,310,359,113.21	100.000
Joseph Mauriello
Affirmative	5,039,532,996.03	94.901
Withheld	270,826,117.18	5.099
TOTAL	5,310,359,113.21	100.000
Charles S. Morrison
Affirmative	5,069,032,147.39	95.456
Withheld	241,326,965.82	4.544
TOTAL	5,310,359,113.21	100.000
Cornelia M. Small
Affirmative	5,038,003,098.83	94.872
Withheld	272,356,014.38	5.128
TOTAL	5,310,359,113.21	100.000
Garnett A. Smith
Affirmative	5,045,917,150.32	95.021
Withheld	264,441,962.89	4.979
TOTAL	5,310,359,113.21	100.000
David M. Thomas
Affirmative	5,054,154,708.47	95.176
Withheld	256,204,404.74	4.824
TOTAL	5,310,359,113.21	100.000
Michael E. Wiley
Affirmative	5,063,571,773.15	95.353
Withheld	246,787,340.06	4.647
TOTAL	5,310,359,113.21	100.000
Proposal 1 reflects trust wide proposal and voting results.

GEI-SANN-0418
1.855142.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018